UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06367

Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund

Class AAA - GABEX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class AAA	$157	1.43%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Gabelli Equity Income Fund underperformed its broad-based benchmark, the S&P 500 Index, as well as its comparative benchmark, the Lipper Equity Income Fund Average. Top contributors to the Fund over the year were focused in the Financials, Industrials and Information Technology sectors. Detractors to returns over the fiscal year primarily came from the Consumer Staples, Energy, and Health Care sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Equity Income Fund - Class AAA	S&P 500 Index	Lipper Equity Income Fund Average
9/14	10,000	10,000	10,000
9/15	9,460	9,939	9,576
9/16	10,530	11,473	10,975
9/17	11,995	13,608	12,720
9/18	12,807	16,045	14,048
9/19	12,667	16,727	14,873
9/20	12,785	19,261	14,693
9/21	16,789	25,039	18,907
9/22	15,097	21,165	17,360
9/23	16,896	25,741	19,634
9/24	20,215	35,098	24,967

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class AAA	19.64%	9.80%	7.29%
S&P 500 Index	36.35%	15.98%	13.38%
Lipper Equity Income Fund Average	27.16%	10.92%	9.58%

Fund Statistics

  Total Net Assets$483,695,327
  Number of Portfolio Holdings213
  Portfolio Turnover Rate1%
  Management Fees$4,963,427

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Genuine Parts Co.	4.4%
The Bank of New York Mellon Corp.	4.2%
Deere & Co.	2.7%
Microsoft Corp.	2.4%
GATX Corp.	2.4%
State Street Corp.	2.2%
Crane Co.	2.0%
Mueller Industries Inc.	2.0%
Textron Inc.	1.8%
Brown-Forman Corp.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	15.5%
Financial Services	15.3%
Equipment and Supplies	7.0%
Diversified Industrial	6.6%
Retail	4.7%
Health Care	4.6%
Automotive: Parts and Accessories	4.5%
Telecommunications	4.0%
Other Industry sectors	37.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Equity Income Fund

Annual Shareholder Report - September 30, 2024

Class AAA - GABEX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABEX-24-ATSR

The Gabelli Equity Income Fund

Class C - GEICX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class C	$239	2.18%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Gabelli Equity Income Fund underperformed its broad-based benchmark, the S&P 500 Index, as well as its comparative benchmark, the Lipper Equity Income Fund Average. Top contributors to the Fund over the year were focused in the Financials, Industrials and Information Technology sectors. Detractors to returns over the fiscal year primarily came from the Consumer Staples, Energy, and Health Care sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Equity Income Fund - Class C	The Gabelli Equity Income Fund - Class C (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
9/14	10,000	10,000	10,000	10,000
9/15	9,390	9,296	9,939	9,576
9/16	10,377	10,180	11,473	10,975
9/17	11,730	11,406	13,608	12,720
9/18	12,436	11,978	16,045	14,048
9/19	12,204	11,637	16,727	14,873
9/20	12,237	11,552	19,261	14,693
9/21	15,943	14,936	25,039	18,907
9/22	14,215	13,184	21,165	17,360
9/23	15,827	14,547	25,741	19,634
9/24	18,862	17,191	35,098	24,967

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class C	19.18%	8.97%	6.49%
The Gabelli Equity Income Fund - Class C (includes sales charge)	18.18%	8.97%	6.49%
S&P 500 Index	36.35%	15.98%	13.38%
Lipper Equity Income Fund Average	27.16%	10.92%	9.58%

Fund Statistics

  Total Net Assets$483,695,327
  Number of Portfolio Holdings213
  Portfolio Turnover Rate1%
  Management Fees$4,963,427

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Genuine Parts Co.	4.4%
The Bank of New York Mellon Corp.	4.2%
Deere & Co.	2.7%
Microsoft Corp.	2.4%
GATX Corp.	2.4%
State Street Corp.	2.2%
Crane Co.	2.0%
Mueller Industries Inc.	2.0%
Textron Inc.	1.8%
Brown-Forman Corp.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	15.5%
Financial Services	15.3%
Equipment and Supplies	7.0%
Diversified Industrial	6.6%
Retail	4.7%
Health Care	4.6%
Automotive: Parts and Accessories	4.5%
Telecommunications	4.0%
Other Industry sectors	37.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Equity Income Fund

Annual Shareholder Report - September 30, 2024

Class C - GEICX

Material Fund Changes

Due to the Fund changing fiscal year ends from October to September, returns for both 11 months and 1 year are presented in the Average Annual Total Returns table.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GEICX-24-ATSR

The Gabelli Equity Income Fund

Class I - GCIEX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class I	$130	1.18%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Gabelli Equity Income Fund underperformed its broad-based benchmark, the S&P 500 Index, as well as its comparative benchmark, the Lipper Equity Income Fund Average. Top contributors to the Fund over the year were focused in the Financials, Industrials and Information Technology sectors. Detractors to returns over the fiscal year primarily came from the Consumer Staples, Energy, and Health Care sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Equity Income Fund - Class I	S&P 500 Index	Lipper Equity Income Fund Average
9/14	10,000	10,000	10,000
9/15	9,485	9,939	9,576
9/16	10,584	11,473	10,975
9/17	12,086	13,608	12,720
9/18	12,941	16,045	14,048
9/19	12,829	16,727	14,873
9/20	12,976	19,261	14,693
9/21	17,090	25,039	18,907
9/22	15,414	21,165	17,360
9/23	17,293	25,741	19,634
9/24	20,691	35,098	24,967

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class I	19.85%	10.07%	7.56%
S&P 500 Index	36.35%	15.98%	13.38%
Lipper Equity Income Fund Average	27.16%	10.92%	9.58%

Fund Statistics

  Total Net Assets$483,695,327
  Number of Portfolio Holdings213
  Portfolio Turnover Rate1%
  Management Fees$4,963,427

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Genuine Parts Co.	4.4%
The Bank of New York Mellon Corp.	4.2%
Deere & Co.	2.7%
Microsoft Corp.	2.4%
GATX Corp.	2.4%
State Street Corp.	2.2%
Crane Co.	2.0%
Mueller Industries Inc.	2.0%
Textron Inc.	1.8%
Brown-Forman Corp.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	15.5%
Financial Services	15.3%
Equipment and Supplies	7.0%
Diversified Industrial	6.6%
Retail	4.7%
Health Care	4.6%
Automotive: Parts and Accessories	4.5%
Telecommunications	4.0%
Other Industry sectors	37.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Equity Income Fund

Annual Shareholder Report - September 30, 2024

Class I - GCIEX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCIEX-24-ATSR

The Gabelli Equity Income Fund

Class A - GCAEX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class A	$157	1.43%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Gabelli Equity Income Fund underperformed its broad-based benchmark, the S&P 500 Index, as well as its comparative benchmark, the Lipper Equity Income Fund Average. Top contributors to the Fund over the year were focused in the Financials, Industrials and Information Technology sectors. Detractors to returns over the fiscal year primarily came from the Consumer Staples, Energy, and Health Care sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Equity Income Fund - Class A	The Gabelli Equity Income Fund - Class A (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
9/14	10,000	10,000	10,000	10,000
9/15	9,462	8,918	9,939	9,576
9/16	10,532	9,356	11,473	10,975
9/17	11,998	10,045	13,608	12,720
9/18	12,809	10,108	16,045	14,048
9/19	12,671	9,423	16,727	14,873
9/20	12,791	8,965	19,261	14,693
9/21	16,796	11,096	25,039	18,907
9/22	15,108	9,407	21,165	17,360
9/23	16,912	9,925	25,741	19,634
9/24	20,213	11,181	35,098	24,967

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class A	19.52%	9.80%	7.29%
The Gabelli Equity Income Fund - Class A (includes sales charge)	12.65%	8.51%	6.66%
S&P 500 Index	36.35%	15.98%	13.38%
Lipper Equity Income Fund Average	27.16%	10.92%	9.58%

Fund Statistics

  Total Net Assets$483,695,327
  Number of Portfolio Holdings213
  Portfolio Turnover Rate1%
  Management Fees$4,963,427

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Genuine Parts Co.	4.4%
The Bank of New York Mellon Corp.	4.2%
Deere & Co.	2.7%
Microsoft Corp.	2.4%
GATX Corp.	2.4%
State Street Corp.	2.2%
Crane Co.	2.0%
Mueller Industries Inc.	2.0%
Textron Inc.	1.8%
Brown-Forman Corp.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	15.5%
Financial Services	15.3%
Equipment and Supplies	7.0%
Diversified Industrial	6.6%
Retail	4.7%
Health Care	4.6%
Automotive: Parts and Accessories	4.5%
Telecommunications	4.0%
Other Industry sectors	37.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Equity Income Fund

Annual Shareholder Report - September 30, 2024

Class A - GCAEX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCAEX-24-ATSR

The Gabelli Global Financial Services Fund

Class A - GGFSX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class A	$149	1.25%

How did the Fund perform?

During the fiscal year ended September 30, 2024, The Gabelli Global Financial Services Fund outperformed its broad-based benchmark, the S&P 500 Index, as well as its comparative benchmarks, the MSCI World Financials and the S&P 500 Financials Indices. Most global financial services companies reported healthy financial results over the last twelve months and their outlooks improved as inflation moderated and central banks shifted from tightening to easing mode. The Fund’s European banks performed particularly well on a relative basis as their strong earnings and capital positions supported significant capital returns to shareholders.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Financial Services Fund - Class A	The Gabelli Global Financial Services Fund - Class A (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
9/19	9,129	8,604	10,387	10,020	10,356
9/20	7,281	6,468	11,961	8,598	9,127
9/21	12,310	10,306	15,549	13,216	14,523
9/22	9,879	7,796	13,143	10,706	11,960
9/23	12,491	9,290	15,985	12,821	13,363
9/24	17,374	12,178	21,796	17,794	18,576

Average Annual Total Returns

	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class A	39.09%	13.74%	9.65%
The Gabelli Global Financial Services Fund - Class A (includes sales charge)	31.09%	12.40%	8.57%
S&P 500 Index	36.35%	15.98%	18.38%
MSCI World Financials Index	38.79%	12.17%	18.36%
S&P 500 Financials Index	39.01%	12.40%	15.63%

Fund Statistics

  Total Net Assets$44,193,120
  Number of Portfolio Holdings51
  Portfolio Turnover Rate9%
  Management Fees$196,149

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

First American Financial Corp.	4.1%
First Citizens BancShares Inc.	4.1%
The Bank of New York Mellon Corp.	3.8%
Capital One Financial Corp.	3.5%
Commerzbank AG	3.4%
Axis Capital Holdings Ltd.	3.4%
Cavco Industries Inc.	3.3%
Jefferies Financial Group Inc.	3.3%
E-L Financial Corp. Ltd.	3.2%
TrustCo Bank Corp. NY	3.1%

Portfolio Weighting (% of net assets)

Common Stocks	95.9%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	26.1%
Diversified Banks	13.2%
Insurance	12.7%
Investment Management	8.7%
Institutional Trust, Fiduciary, and Custody	6.6%
Automobiles	5.4%
Consumer Finance	5.1%
Institutional Brokerage	5.1%
Other Industry sectors	16.9%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Financial Services Fund

Annual Shareholder Report - September 30, 2024

Class A - GGFSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGFSX-24-ATSR

The Gabelli Global Financial Services Fund

Class C - GCFSX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class C	$238	2.00%

How did the Fund perform?

During the fiscal year ended September 30, 2024, The Gabelli Global Financial Services Fund outperformed its broad-based benchmark, the S&P 500 Index, as well as its comparative benchmarks, the MSCI World Financials and the S&P 500 Financials Indices. Most global financial services companies reported healthy financial results over the last twelve months and their outlooks improved as inflation moderated and central banks shifted from tightening to easing mode. The Fund’s European banks performed particularly well on a relative basis as their strong earnings and capital positions supported significant capital returns to shareholders.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Financial Services Fund - Class C	The Gabelli Global Financial Services Fund - Class C (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
9/19	9,061	8,971	10,387	10,020	10,356
9/20	7,161	7,019	11,961	8,598	9,127
9/21	12,001	11,693	15,549	13,216	14,523
9/22	9,559	9,220	13,143	10,706	11,960
9/23	11,994	11,477	15,985	12,821	13,363
9/24	16,544	15,715	21,796	17,794	18,576

Average Annual Total Returns

	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class C	37.93%	12.80%	8.76%
The Gabelli Global Financial Services Fund - Class C (includes sales charge)	36.93%	12.80%	8.76%
S&P 500 Index	36.35%	15.98%	18.38%
MSCI World Financials Index	38.79%	12.17%	18.36%
S&P 500 Financials Index	39.01%	12.40%	15.63%

Fund Statistics

  Total Net Assets$44,193,120
  Number of Portfolio Holdings51
  Portfolio Turnover Rate9%
  Management Fees$196,149

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

First American Financial Corp.	4.1%
First Citizens BancShares Inc.	4.1%
The Bank of New York Mellon Corp.	3.8%
Capital One Financial Corp.	3.5%
Commerzbank AG	3.4%
Axis Capital Holdings Ltd.	3.4%
Cavco Industries Inc.	3.3%
Jefferies Financial Group Inc.	3.3%
E-L Financial Corp. Ltd.	3.2%
TrustCo Bank Corp. NY	3.1%

Portfolio Weighting (% of net assets)

Common Stocks	95.9%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	26.1%
Diversified Banks	13.2%
Insurance	12.7%
Investment Management	8.7%
Institutional Trust, Fiduciary, and Custody	6.6%
Automobiles	5.4%
Consumer Finance	5.1%
Institutional Brokerage	5.1%
Other Industry sectors	16.9%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Financial Services Fund

Annual Shareholder Report - September 30, 2024

Class C - GCFSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCFSX-24-ATSR

The Gabelli Global Financial Services Fund

Class I - GFSIX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class I	$120	1.00%

How did the Fund perform?

During the fiscal year ended September 30, 2024, The Gabelli Global Financial Services Fund outperformed its broad-based benchmark, the S&P 500 Index, as well as its comparative benchmarks, the MSCI World Financials and the S&P 500 Financials Indices. Most global financial services companies reported healthy financial results over the last twelve months and their outlooks improved as inflation moderated and central banks shifted from tightening to easing mode. The Fund’s European banks performed particularly well on a relative basis as their strong earnings and capital positions supported significant capital returns to shareholders.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Financial Services Fund - Class I	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
9/19	9,149	10,387	10,020	10,356
9/20	7,304	11,961	8,598	9,127
9/21	12,376	15,549	13,216	14,523
9/22	9,954	13,143	10,706	11,960
9/23	12,624	15,985	12,821	13,363
9/24	17,579	21,796	17,794	18,576

Average Annual Total Returns

	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class I	39.25%	13.95%	9.86%
S&P 500 Index	36.35%	15.98%	18.38%
MSCI World Financials Index	38.79%	12.17%	18.36%
S&P 500 Financials Index	39.01%	12.40%	15.63%

Fund Statistics

  Total Net Assets$44,193,120
  Number of Portfolio Holdings51
  Portfolio Turnover Rate9%
  Management Fees$196,149

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

First American Financial Corp.	4.1%
First Citizens BancShares Inc.	4.1%
The Bank of New York Mellon Corp.	3.8%
Capital One Financial Corp.	3.5%
Commerzbank AG	3.4%
Axis Capital Holdings Ltd.	3.4%
Cavco Industries Inc.	3.3%
Jefferies Financial Group Inc.	3.3%
E-L Financial Corp. Ltd.	3.2%
TrustCo Bank Corp. NY	3.1%

Portfolio Weighting (% of net assets)

Common Stocks	95.9%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	26.1%
Diversified Banks	13.2%
Insurance	12.7%
Investment Management	8.7%
Institutional Trust, Fiduciary, and Custody	6.6%
Automobiles	5.4%
Consumer Finance	5.1%
Institutional Brokerage	5.1%
Other Industry sectors	16.9%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Financial Services Fund

Annual Shareholder Report - September 30, 2024

Class I - GFSIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GFSIX-24-ATSR

The Gabelli Global Financial Services Fund

Class AAA - GAFSX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class AAA	$149	1.25%

How did the Fund perform?

During the fiscal year ended September 30, 2024, The Gabelli Global Financial Services Fund outperformed its broad-based benchmark, the S&P 500 Index, as well as its comparative benchmarks, the MSCI World Financials and the S&P 500 Financials Indices. Most global financial services companies reported healthy financial results over the last twelve months and their outlooks improved as inflation moderated and central banks shifted from tightening to easing mode. The Fund’s European banks performed particularly well on a relative basis as their strong earnings and capital positions supported significant capital returns to shareholders.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Financial Services Fund - Class AAA	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
9/19	9,124	10,387	10,020	10,356
9/20	7,269	11,961	8,598	9,127
9/21	12,288	15,549	13,216	14,523
9/22	9,856	13,143	10,706	11,960
9/23	12,465	15,985	12,821	13,363
9/24	17,320	21,796	17,794	18,576

Average Annual Total Returns

	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class AAA	38.95%	13.68%	9.59%
S&P 500 Index	36.35%	15.98%	18.38%
MSCI World Financials Index	38.79%	12.17%	18.36%
S&P 500 Financials Index	39.01%	12.40%	15.63%

Fund Statistics

  Total Net Assets$44,193,120
  Number of Portfolio Holdings51
  Portfolio Turnover Rate9%
  Management Fees$196,149

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

First American Financial Corp.	4.1%
First Citizens BancShares Inc.	4.1%
The Bank of New York Mellon Corp.	3.8%
Capital One Financial Corp.	3.5%
Commerzbank AG	3.4%
Axis Capital Holdings Ltd.	3.4%
Cavco Industries Inc.	3.3%
Jefferies Financial Group Inc.	3.3%
E-L Financial Corp. Ltd.	3.2%
TrustCo Bank Corp. NY	3.1%

Portfolio Weighting (% of net assets)

Common Stocks	95.9%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	26.1%
Diversified Banks	13.2%
Insurance	12.7%
Investment Management	8.7%
Institutional Trust, Fiduciary, and Custody	6.6%
Automobiles	5.4%
Consumer Finance	5.1%
Institutional Brokerage	5.1%
Other Industry sectors	16.9%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Financial Services Fund

Annual Shareholder Report - September 30, 2024

Class AAA - GAFSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAFSX-24-ATSR

The Gabelli Focused Growth and Income Fund

Class AAA - GWSVX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class AAA	$182	1.64%

How did the Fund perform?

The Gabelli Focused Growth and Income Fund is a concentrated strategy emphasizing capital appreciation and current income. During the fiscal year ended September 30, 2024, the Fund underperformed its broad based index, the S&P 500 Index, and its comparative indices. 40% of the S&P’s gain can be attributed to the Magnificent 7, while income producing securities only recently began to benefit from a lower interest rate environment. The Fund is supported by a portfolio yield of approximately 7.4%. Contributors over the year included AT&T and Apollo Global Management. Detractors included New Fortress Energy and New York Community Bancorp.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Focused Growth and Income Fund - Class AAA	S&P 500 Index	MSCI USA Mid Cap Index	S&P Midcap 400
9/14	10,000	10,000	10,000	10,000
9/15	8,589	9,939	10,149	10,140
9/16	9,806	11,473	11,565	11,694
9/17	10,579	13,608	13,405	13,743
9/18	10,073	16,045	15,623	15,696
9/19	9,418	16,727	16,073	15,305
9/20	9,091	19,261	17,142	14,975
9/21	13,160	25,039	23,824	21,516
9/22	11,600	21,165	19,381	18,235
9/23	12,286	25,741	21,600	21,063
9/24	14,974	35,098	28,050	26,706

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class AAA	21.88%	9.72%	4.12%
S&P 500 Index	36.35%	15.98%	13.38%
MSCI USA Mid Cap Index	29.86%	11.78%	10.86%
S&P Midcap 400	26.79%	11.78%	10.32%

Fund Statistics

  Total Net Assets$46,353,006
  Number of Portfolio Holdings36
  Portfolio Turnover Rate31%
  Management Fees$262,285

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.7%
AT&T Inc.	7.3%
Enterprise Products Partners LP	7.1%
Qurate Retail Inc.	6.8%
Blackstone Mortgage Trust Inc.	6.8%
NextEra Energy Partners LP	6.6%
Energy Transfer LP	6.2%
Franklin BSP Realty Trust Inc.	5.3%
Apollo Global Management Inc.	5.0%
Kinder Morgan Inc.	4.3%

Portfolio Weighting (% of net assets)

Common Stocks	84.7%
Preferred Stocks	11.1%
U.S. Government Obligations	2.4%
Other Assets and Liabilities (Net)	1.8%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	27.8%
Real Estate Investment Trusts	23.9%
Financial Services	9.1%
Telecommunications	8.6%
Retail	6.8%
Food and Beverage	5.3%
Health Care	4.1%
Building and Construction	2.4%
Other Industry sectors	10.2%
Other Assets and Liabilities (Net)	1.8%

The Gabelli Focused Growth and Income Fund

Annual Shareholder Report - September 30, 2024

Class AAA - GWSVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSVX-24-ATSR

The Gabelli Focused Growth and Income Fund

Class C - GWSCX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class C	$264	2.39%

How did the Fund perform?

The Gabelli Focused Growth and Income Fund is a concentrated strategy emphasizing capital appreciation and current income. During the fiscal year ended September 30, 2024, the Fund underperformed its broad based index, the S&P 500 Index, and its comparative indices. 40% of the S&P’s gain can be attributed to the Magnificent 7, while income producing securities only recently began to benefit from a lower interest rate environment. The Fund is supported by a portfolio yield of approximately 7.4%. Contributors over the year included AT&T and Apollo Global Management. Detractors included New Fortress Energy and New York Community Bancorp.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Focused Growth and Income Fund - Class C	The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	S&P 500 Index	MSCI USA Mid Cap Index	S&P Midcap 400
9/14	10,000	0	10,000	10,000	10,000
9/15	8,526	8,440	9,939	10,149	10,140
9/16	9,664	9,482	11,473	11,565	11,694
9/17	10,345	10,055	13,608	13,405	13,743
9/18	9,778	9,409	16,045	15,623	15,696
9/19	9,076	8,646	16,727	16,073	15,305
9/20	8,700	8,205	19,261	17,142	14,975
9/21	12,506	11,712	25,039	23,824	21,516
9/22	10,938	10,141	21,165	19,381	18,235
9/23	11,503	10,564	25,741	21,600	21,063
9/24	13,917	12,675	35,098	28,050	26,706

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class C	20.98%	8.93%	3.36%
The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	19.98%	8.93%	3.36%
S&P 500 Index	36.35%	15.98%	13.38%
MSCI USA Mid Cap Index	29.86%	11.78%	10.86%
S&P Midcap 400	26.79%	11.78%	10.32%

Fund Statistics

  Total Net Assets$46,353,006
  Number of Portfolio Holdings36
  Portfolio Turnover Rate31%
  Management Fees$262,285

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.7%
AT&T Inc.	7.3%
Enterprise Products Partners LP	7.1%
Qurate Retail Inc.	6.8%
Blackstone Mortgage Trust Inc.	6.8%
NextEra Energy Partners LP	6.6%
Energy Transfer LP	6.2%
Franklin BSP Realty Trust Inc.	5.3%
Apollo Global Management Inc.	5.0%
Kinder Morgan Inc.	4.3%

Portfolio Weighting (% of net assets)

Common Stocks	84.7%
Preferred Stocks	11.1%
U.S. Government Obligations	2.4%
Other Assets and Liabilities (Net)	1.8%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	27.8%
Real Estate Investment Trusts	23.9%
Financial Services	9.1%
Telecommunications	8.6%
Retail	6.8%
Food and Beverage	5.3%
Health Care	4.1%
Building and Construction	2.4%
Other Industry sectors	10.2%
Other Assets and Liabilities (Net)	1.8%

The Gabelli Focused Growth and Income Fund

Annual Shareholder Report - September 30, 2024

Class C - GWSCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSCX-24-ATSR

The Gabelli Focused Growth and Income Fund

Class I - GWSIX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class I	$89	0.80%

How did the Fund perform?

The Gabelli Focused Growth and Income Fund is a concentrated strategy emphasizing capital appreciation and current income. During the fiscal year ended September 30, 2024, the Fund underperformed its broad based index, the S&P 500 Index, and its comparative indices. 40% of the S&P’s gain can be attributed to the Magnificent 7, while income producing securities only recently began to benefit from a lower interest rate environment. The Fund is supported by a portfolio yield of approximately 7.4%. Contributors over the year included AT&T and Apollo Global Management. Detractors included New Fortress Energy and New York Community Bancorp.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Focused Growth and Income Fund - Class I	S&P 500 Index	MSCI USA Mid Cap Index	S&P Midcap 400
9/14	10,000	10,000	10,000	10,000
9/15	8,610	9,939	10,149	10,140
9/16	9,859	11,473	11,565	11,694
9/17	10,659	13,608	13,405	13,743
9/18	10,179	16,045	15,623	15,696
9/19	9,538	16,727	16,073	15,305
9/20	9,238	19,261	17,142	14,975
9/21	13,508	25,039	23,824	21,516
9/22	12,012	21,165	19,381	18,235
9/23	12,850	25,741	21,600	21,063
9/24	15,792	35,098	28,050	26,706

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class I	22.90%	10.61%	4.67%
S&P 500 Index	36.35%	15.98%	13.38%
MSCI USA Mid Cap Index	29.86%	11.78%	10.86%
S&P Midcap 400	26.79%	11.78%	10.32%

Fund Statistics

  Total Net Assets$46,353,006
  Number of Portfolio Holdings36
  Portfolio Turnover Rate31%
  Management Fees$262,285

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.7%
AT&T Inc.	7.3%
Enterprise Products Partners LP	7.1%
Qurate Retail Inc.	6.8%
Blackstone Mortgage Trust Inc.	6.8%
NextEra Energy Partners LP	6.6%
Energy Transfer LP	6.2%
Franklin BSP Realty Trust Inc.	5.3%
Apollo Global Management Inc.	5.0%
Kinder Morgan Inc.	4.3%

Portfolio Weighting (% of net assets)

Common Stocks	84.7%
Preferred Stocks	11.1%
U.S. Government Obligations	2.4%
Other Assets and Liabilities (Net)	1.8%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	27.8%
Real Estate Investment Trusts	23.9%
Financial Services	9.1%
Telecommunications	8.6%
Retail	6.8%
Food and Beverage	5.3%
Health Care	4.1%
Building and Construction	2.4%
Other Industry sectors	10.2%
Other Assets and Liabilities (Net)	1.8%

The Gabelli Focused Growth and Income Fund

Annual Shareholder Report - September 30, 2024

Class I - GWSIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSIX-24-ATSR

The Gabelli Focused Growth and Income Fund

Class A - GWSAX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class A	$139	1.25%

How did the Fund perform?

The Gabelli Focused Growth and Income Fund is a concentrated strategy emphasizing capital appreciation and current income. During the fiscal year ended September 30, 2024, the Fund underperformed its broad based index, the S&P 500 Index, and its comparative indices. 40% of the S&P’s gain can be attributed to the Magnificent 7, while income producing securities only recently began to benefit from a lower interest rate environment. The Fund is supported by a portfolio yield of approximately 7.4%. Contributors over the year included AT&T and Apollo Global Management. Detractors included New Fortress Energy and New York Community Bancorp.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Focused Growth and Income Fund - Class A	The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	S&P 500 Index	MSCI USA Mid Cap Index	S&P Midcap 400
9/14	10,000	10,000	10,000	10,000	10,000
9/15	8,589	8,095	9,939	10,149	10,140
9/16	9,808	8,713	11,473	11,565	11,694
9/17	10,580	8,858	13,608	13,405	13,743
9/18	10,072	7,948	16,045	15,623	15,696
9/19	9,416	7,004	16,727	16,073	15,305
9/20	9,099	6,379	19,261	17,142	14,975
9/21	13,177	8,643	25,039	23,824	21,516
9/22	11,612	7,178	21,165	19,381	18,235
9/23	12,370	7,207	25,741	21,600	21,063
9/24	15,133	8,310	35,098	28,050	26,706

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class A	22.34%	9.96%	4.24%
The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	15.31%	8.67%	3.62%
S&P 500 Index	36.35%	15.98%	13.38%
MSCI USA Mid Cap Index	29.86%	11.78%	10.86%
S&P Midcap 400	26.79%	11.78%	10.32%

Fund Statistics

  Total Net Assets$46,353,006
  Number of Portfolio Holdings36
  Portfolio Turnover Rate31%
  Management Fees$262,285

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.7%
AT&T Inc.	7.3%
Enterprise Products Partners LP	7.1%
Qurate Retail Inc.	6.8%
Blackstone Mortgage Trust Inc.	6.8%
NextEra Energy Partners LP	6.6%
Energy Transfer LP	6.2%
Franklin BSP Realty Trust Inc.	5.3%
Apollo Global Management Inc.	5.0%
Kinder Morgan Inc.	4.3%

Portfolio Weighting (% of net assets)

Common Stocks	84.7%
Preferred Stocks	11.1%
U.S. Government Obligations	2.4%
Other Assets and Liabilities (Net)	1.8%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	27.8%
Real Estate Investment Trusts	23.9%
Financial Services	9.1%
Telecommunications	8.6%
Retail	6.8%
Food and Beverage	5.3%
Health Care	4.1%
Building and Construction	2.4%
Other Industry sectors	10.2%
Other Assets and Liabilities (Net)	1.8%

The Gabelli Focused Growth and Income Fund

Annual Shareholder Report - September 30, 2024

Class A - GWSAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSAX-24-ATSR

The Gabelli Small Cap Growth Fund

Class AAA - GABSX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class AAA	$156	1.37%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Gabelli Small Cap Growth Fund outperformed its broad-based benchmark, the Russell 2000 Index, as well as its comparative benchmarks, the Lipper Small-Cap Core Funds Average and the S&P SmallCap 600 Index. Top contributors to the Fund over the year were focused in the Financials, Industrials, and Consumer Discretionary sectors.  Detractors to returns over the fiscal year came primarily from the Health Care and Energy sectors.  The environment for small caps was challenged relative to large capitalization companies given investor sensitivity to higher interest rates and concerns of an economic slowdown.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Small Cap Growth Fund - Class AAA	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/14	10,000	10,000	10,000	10,000
9/15	9,875	10,125	10,381	10,032
9/16	11,283	11,691	12,262	11,503
9/17	13,716	14,116	14,843	13,823
9/18	14,705	16,267	17,675	15,751
9/19	13,864	14,821	16,024	14,773
9/20	13,575	14,879	14,696	13,619
9/21	19,299	21,973	23,167	20,950
9/22	16,004	16,810	18,804	17,173
9/23	19,637	18,311	20,700	19,246
9/24	24,987	23,211	26,053	24,196

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class AAA	27.24%	12.51%	9.59%
Russell 2000 Index	26.76%	9.39%	8.78%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
Lipper Small-Cap Core Funds Average	25.72%	10.37%	9.24%

Fund Statistics

  Total Net Assets$1,809,518,511
  Number of Portfolio Holdings436
  Portfolio Turnover Rate2%
  Management Fees$16,940,565

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.8%
AMETEK Inc.	3.6%
Mueller Industries Inc.	3.3%
Lennar Corp.	3.1%
Crane Co.	3.1%
GATX Corp.	2.4%
Graco Inc.	2.0%
Herc Holdings Inc.	1.8%
Modine Manufacturing Co.	1.8%
Textron Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	0.7%
Miscellaneous Investments	0.4%
Preferred Stocks	0.1%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2%)

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.1%
Diversified Industrial	12.4%
Financial Services	6.7%
Building and Construction	6.6%
Retail	6.1%
Automotive: Parts and Accessories	4.8%
Food and Beverage	4.6%
Hotels and Gaming	3.8%
Other Industry sectors	36.1%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Small Cap Growth Fund

Annual Shareholder Report - September 30, 2024

Class AAA - GABSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABSX-24-ATSR

The Gabelli Small Cap Growth Fund

Class C - GCCSX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class C	$240	2.12%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Gabelli Small Cap Growth Fund outperformed its broad-based benchmark, the Russell 2000 Index, as well as its comparative benchmarks, the Lipper Small-Cap Core Funds Average and the S&P SmallCap 600 Index. Top contributors to the Fund over the year were focused in the Financials, Industrials, and Consumer Discretionary sectors.  Detractors to returns over the fiscal year came primarily from the Health Care and Energy sectors.  The environment for small caps was challenged relative to large capitalization companies given investor sensitivity to higher interest rates and concerns of an economic slowdown.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Small Cap Growth Fund - Class C	The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/14	10,000	10,000	10,000	10,000	10,000
9/15	9,802	9,704	10,125	10,381	10,032
9/16	11,116	10,908	11,691	12,262	11,503
9/17	13,412	13,052	14,116	14,843	13,823
9/18	14,272	13,758	16,267	17,675	15,751
9/19	13,353	12,743	14,821	16,024	14,773
9/20	12,979	12,262	14,879	14,696	13,619
9/21	18,313	17,179	21,973	23,167	20,950
9/22	15,073	13,998	16,810	18,804	17,173
9/23	18,358	16,908	18,311	20,700	19,246
9/24	23,184	21,184	23,211	26,053	24,196

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class C	26.29%	11.67%	8.77%
The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	25.29%	11.67%	8.77%
Russell 2000 Index	26.76%	9.39%	8.78%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
Lipper Small-Cap Core Funds Average	25.72%	10.37%	9.24%

Fund Statistics

  Total Net Assets$1,809,518,511
  Number of Portfolio Holdings436
  Portfolio Turnover Rate2%
  Management Fees$16,940,565

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.8%
AMETEK Inc.	3.6%
Mueller Industries Inc.	3.3%
Lennar Corp.	3.1%
Crane Co.	3.1%
GATX Corp.	2.4%
Graco Inc.	2.0%
Herc Holdings Inc.	1.8%
Modine Manufacturing Co.	1.8%
Textron Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	0.7%
Miscellaneous Investments	0.4%
Preferred Stocks	0.1%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2%)

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.1%
Diversified Industrial	12.4%
Financial Services	6.7%
Building and Construction	6.6%
Retail	6.1%
Automotive: Parts and Accessories	4.8%
Food and Beverage	4.6%
Hotels and Gaming	3.8%
Other Industry sectors	36.1%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Small Cap Growth Fund

Annual Shareholder Report - September 30, 2024

Class C - GCCSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCCSX-24-ATSR

The Gabelli Small Cap Growth Fund

Class I - GACIX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class I	$127	1.12%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Gabelli Small Cap Growth Fund outperformed its broad-based benchmark, the Russell 2000 Index, as well as its comparative benchmarks, the Lipper Small-Cap Core Funds Average and the S&P SmallCap 600 Index. Top contributors to the Fund over the year were focused in the Financials, Industrials, and Consumer Discretionary sectors.  Detractors to returns over the fiscal year came primarily from the Health Care and Energy sectors.  The environment for small caps was challenged relative to large capitalization companies given investor sensitivity to higher interest rates and concerns of an economic slowdown.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Small Cap Growth Fund - Class I	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/14	10,000	10,000	10,000	10,000
9/15	9,900	10,125	10,381	10,032
9/16	11,341	11,691	12,262	11,503
9/17	13,818	14,116	14,843	13,823
9/18	14,853	16,267	17,675	15,751
9/19	14,036	14,821	16,024	14,773
9/20	13,780	14,879	14,696	13,619
9/21	19,637	21,973	23,167	20,950
9/22	16,323	16,810	18,804	17,173
9/23	20,080	18,311	20,700	19,246
9/24	25,618	23,211	26,053	24,196

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class I	27.58%	12.79%	9.87%
Russell 2000 Index	26.76%	9.39%	8.78%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
Lipper Small-Cap Core Funds Average	25.72%	10.37%	9.24%

Fund Statistics

  Total Net Assets$1,809,518,511
  Number of Portfolio Holdings436
  Portfolio Turnover Rate2%
  Management Fees$16,940,565

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.8%
AMETEK Inc.	3.6%
Mueller Industries Inc.	3.3%
Lennar Corp.	3.1%
Crane Co.	3.1%
GATX Corp.	2.4%
Graco Inc.	2.0%
Herc Holdings Inc.	1.8%
Modine Manufacturing Co.	1.8%
Textron Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	0.7%
Miscellaneous Investments	0.4%
Preferred Stocks	0.1%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2%)

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.1%
Diversified Industrial	12.4%
Financial Services	6.7%
Building and Construction	6.6%
Retail	6.1%
Automotive: Parts and Accessories	4.8%
Food and Beverage	4.6%
Hotels and Gaming	3.8%
Other Industry sectors	36.1%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Small Cap Growth Fund

Annual Shareholder Report - September 30, 2024

Class I - GACIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GACIX-24-ATSR

The Gabelli Small Cap Growth Fund

Class A - GCASX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class A	$156	1.37%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Gabelli Small Cap Growth Fund outperformed its broad-based benchmark, the Russell 2000 Index, as well as its comparative benchmarks, the Lipper Small-Cap Core Funds Average and the S&P SmallCap 600 Index. Top contributors to the Fund over the year were focused in the Financials, Industrials, and Consumer Discretionary sectors.  Detractors to returns over the fiscal year came primarily from the Health Care and Energy sectors.  The environment for small caps was challenged relative to large capitalization companies given investor sensitivity to higher interest rates and concerns of an economic slowdown.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Small Cap Growth Fund - Class A	The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/14	10,000	10,000	10,000	10,000	10,000
9/15	9,875	9,307	10,125	10,381	10,032
9/16	11,283	10,023	11,691	12,262	11,503
9/17	13,715	11,482	14,116	14,843	13,823
9/18	14,704	11,603	16,267	17,675	15,751
9/19	13,861	10,309	14,821	16,024	14,773
9/20	13,573	9,514	14,879	14,696	13,619
9/21	19,296	12,749	21,973	23,167	20,950
9/22	16,001	9,963	16,810	18,804	17,173
9/23	19,636	11,523	18,311	20,700	19,246
9/24	24,985	13,819	23,211	26,053	24,196

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class A	27.24%	12.50%	9.59%
The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	19.92%	11.18%	8.94%
Russell 2000 Index	26.76%	9.39%	8.78%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
Lipper Small-Cap Core Funds Average	25.72%	10.37%	9.24%

Fund Statistics

  Total Net Assets$1,809,518,511
  Number of Portfolio Holdings436
  Portfolio Turnover Rate2%
  Management Fees$16,940,565

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.8%
AMETEK Inc.	3.6%
Mueller Industries Inc.	3.3%
Lennar Corp.	3.1%
Crane Co.	3.1%
GATX Corp.	2.4%
Graco Inc.	2.0%
Herc Holdings Inc.	1.8%
Modine Manufacturing Co.	1.8%
Textron Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	0.7%
Miscellaneous Investments	0.4%
Preferred Stocks	0.1%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2%)

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.1%
Diversified Industrial	12.4%
Financial Services	6.7%
Building and Construction	6.6%
Retail	6.1%
Automotive: Parts and Accessories	4.8%
Food and Beverage	4.6%
Hotels and Gaming	3.8%
Other Industry sectors	36.1%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Small Cap Growth Fund

Annual Shareholder Report - September 30, 2024

Class A - GCASX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCASX-24-ATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(c)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(d)	Not applicable.

(e)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined in Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $116,800 in 2023 and $120,400 in 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2023 and $0 in 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $16,400 in 2023 and $22,000 in 2024. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $2,019 in 2023 and $2,050 in 2024. The fees relate to Passive Foreign Investment Company identification database subscription fees billed on an annual basis.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $53,850 in 2023 and $60,650 in 2024.

(h)	The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli Equity Income Fund

Annual Report — September 30, 2024

To Our Shareholders,

For the fiscal year ended September 30, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Equity Income Fund was 19.6% compared with a total return of 36.4% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2024:

The Gabelli Equity Income Fund

Food and Beverage	15.5%
Financial Services	15.3%
Equipment and Supplies	7.0%
Diversified Industrial	6.6%
Retail	4.7%
Health Care	4.6%
Automotive: Parts and Accessories	4.5%
Telecommunications	4.0%
Business Services	4.0%
Energy and Utilities: Oil	3.5%
Machinery	3.5%
Energy and Utilities: Natural Gas	2.8%
Computer Software and Services	2.7%
Electronics	2.4%
Transportation	2.4%
Metals and Mining	2.3%
Building and Construction	2.2%
Computer Hardware	2.2%
Entertainment	1.8%
Consumer Products	1.3%
Specialty Chemicals	0.9%
Energy and Utilities: Services	0.8%
Energy and Utilities: Integrated	0.8%
Automotive	0.6%
Aerospace	0.6%
Energy and Utilities: Electric	0.4%
Real Estate Investment Trusts	0.4%
Communications Equipment	0.4%
Agriculture	0.4%
Environmental Services	0.4%
Broadcasting	0.3%
Wireless Communications	0.2%
Energy and Utilities: Water	0.2%
Consumer Services	0.1%
Hotels and Gaming	0.1%
Publishing	0.0%*
Cable and Satellite	0.0%*
Other Assets and Liabilities (Net)	0.1%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Equity Income Fund

Schedule of Investments — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 99.9%
	Aerospace — 0.6%
1,000	Ducommun Inc.†	$56,462	$65,830
800	Hexcel Corp.	49,583	49,464
2,000	Lockheed Martin Corp.	47,350	1,169,120
6,300	Rockwell Automation Inc.	189,266	1,691,298
		342,661	2,975,712
	Agriculture — 0.4%
25,500	Archer-Daniels-Midland Co.	653,929	1,523,370
10,000	The Mosaic Co.	155,338	267,800
		809,267	1,791,170
	Automotive — 0.6%
2,000	Daimler Truck Holding AG	71,022	74,870
20,000	Iveco Group NV	175,902	200,768
14,500	PACCAR Inc.	370,272	1,430,860
41,000	Traton SE	746,919	1,341,791
		1,364,115	3,048,289
	Automotive: Parts and Accessories — 4.5%
72,200	Dana Inc.	1,127,407	762,432
152,000	Genuine Parts Co.	6,684,103	21,231,360
		7,811,510	21,993,792
	Broadcasting — 0.3%
29,000	Sinclair Inc.	461,443	443,700
48,000	TEGNA Inc.	765,267	757,440
		1,226,710	1,201,140
	Building and Construction — 2.2%
20,300	Carrier Global Corp.	232,965	1,633,947
32,500	Fortune Brands Innovations Inc.	276,977	2,909,725
16,000	Herc Holdings Inc.	469,850	2,550,880
37,400	Johnson Controls International plc	731,360	2,902,614
7,500	Knife River Corp.†	271,664	670,425
		1,982,816	10,667,591
	Business Services — 4.0%
6,700	Automatic Data Processing Inc.	349,121	1,854,091
16,400	Mastercard Inc., Cl. A	148,840	8,098,320
2,400	MSC Industrial Direct Co. Inc., Cl. A	165,490	206,544
29,200	Pentair plc	549,425	2,855,468
12,200	S&P Global Inc.	552,131	6,302,764
		1,765,007	19,317,187
	Cable and Satellite — 0.0%
2,000	EchoStar Corp., Cl. A†	29,090	49,640

	Communications Equipment — 0.4%
40,000	Corning Inc.	458,395	1,806,000
Shares		Cost	Market Value
	Computer Hardware — 2.2%
22,000	Apple Inc.	$402,822	$5,126,000
24,200	International Business Machines Corp.	1,949,915	5,350,136
		2,352,737	10,476,136
	Computer Software and Services — 2.7%
76,000	Hewlett Packard Enterprise Co.	423,938	1,554,960
26,800	Microsoft Corp.	748,792	11,532,040
		1,172,730	13,087,000
	Consumer Products — 1.3%
5,500	Edgewell Personal Care Co.	166,525	199,870
39,000	Energizer Holdings Inc.	792,357	1,238,640
25,000	Essity AB, Cl. A	383,569	781,569
1,500	National Presto Industries Inc.	115,010	112,710
31,700	Reckitt Benckiser Group plc	938,639	1,939,793
4,500	The Scotts Miracle-Gro Co.	226,604	390,150
22,000	Unilever plc, ADR	429,655	1,429,120
		3,052,359	6,091,852
	Consumer Services — 0.1%
1,400	Allegion plc	17,122	204,036
10,000	Rollins Inc.	9,942	505,800
		27,064	709,836
	Diversified Industrial — 6.6%
1,400	AMETEK Inc.	201,828	240,394
61,200	Crane Co.	1,162,266	9,686,736
1,000	Eaton Corp. plc	36,959	331,440
1,000	Honeywell International Inc.	21,440	206,710
8,600	Ingersoll Rand Inc.	45,820	844,176
45,700	ITT Inc.	916,099	6,832,607
4,700	Jardine Matheson Holdings Ltd.	207,042	183,582
2,000	Modine Manufacturing Co.†	41,603	265,580
8,000	Myers Industries Inc.	139,985	110,560
17,000	nVent Electric plc	178,392	1,194,420
20,000	Svenska Cellulosa AB SCA, Cl. A	83,897	290,276
98,000	Textron Inc.	868,564	8,680,840
146,000	Toray Industries Inc.	973,915	856,547
3,700	Trane Technologies plc	77,329	1,438,301
22,000	Trinity Industries Inc.	326,755	766,480
		5,281,894	31,928,649
	Electronics — 2.4%
32,500	Sony Group Corp.	138,866	628,066
30,900	Sony Group Corp., ADR	881,819	2,984,013
40,500	TE Connectivity plc	1,310,415	6,115,095
10,000	Texas Instruments Inc.	147,000	2,065,700
		2,478,100	11,792,874

See accompanying notes to financial statements.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric — 0.4%
10,000	Korea Electric Power Corp., ADR†	$105,418	$77,600
13,500	Portland General Electric Co.	586,781	646,650
63,000	The AES Corp.	291,918	1,263,780
		984,117	1,988,030
	Energy and Utilities: Integrated — 0.8%
50,000	Energy Transfer LP	0	802,500
21,000	Eni SpA	220,487	319,832
3,000	Iberdrola SA, ADR	45,240	185,970
56,500	OGE Energy Corp.	754,077	2,317,630
		1,019,804	3,625,932
	Energy and Utilities: Natural Gas — 2.8%
115,000	National Fuel Gas Co.	5,209,133	6,970,150
11,500	ONE Gas Inc.	48,202	855,830
56,500	ONEOK Inc.	0	5,148,845
5,000	Southwest Gas Holdings Inc.	304,848	368,800
		5,562,183	13,343,625
	Energy and Utilities: Oil — 3.5%
14,900	APA Corp.	448,173	364,454
32,500	Chevron Corp.	1,362,716	4,786,275
4,000	ConocoPhillips	73,319	421,120
6,800	Devon Energy Corp.	69,081	266,016
9,500	Exxon Mobil Corp.	259,983	1,113,590
48,500	Hess Corp.	2,271,639	6,586,300
1,000	Innovex International Inc.†	20,240	14,680
16,000	Marathon Petroleum Corp.	201,848	2,606,560
13,000	TotalEnergies SE, ADR	222,755	840,060
1,706	Vitesse Energy Inc.	11,197	40,978
		4,940,951	17,040,033
	Energy and Utilities: Services — 0.8%
95,000	Halliburton Co.	1,866,380	2,759,750
20,000	MDU Resources Group Inc.	401,408	548,200
11,000	Schlumberger NV	285,160	461,450
		2,552,948	3,769,400
	Energy and Utilities: Water — 0.2%
3,600	Essential Utilities Inc.	26,544	138,852
21,000	Severn Trent plc	552,900	741,767
		579,444	880,619
	Entertainment — 1.8%
20,000	Atlanta Braves Holdings Inc., Cl. A†	598,398	843,000
14,200	Atlanta Braves Holdings Inc., Cl. C†	522,512	565,160
105,000	Grupo Televisa SAB, ADR	325,572	268,800
Shares		Cost	Market Value
6,000	Madison Square Garden Entertainment Corp.†	$69,853	$255,180
3,000	Madison Square Garden Sports Corp.†	393,581	624,780
31,250	Ollamani SAB†	68,682	58,977
251,500	Paramount Global, Cl. A	4,187,877	5,497,790
10,000	Sphere Entertainment Co.†	188,767	441,800
		6,355,242	8,555,487
	Environmental Services — 0.4%
7,500	Republic Services Inc.	284,610	1,506,300
2,000	Veralto Corp.	18,596	223,720
		303,206	1,730,020
	Equipment and Supplies — 7.0%
3,600	A.O. Smith Corp.	9,593	323,388
13,200	Danaher Corp.	341,335	3,669,864
146,000	Flowserve Corp.	1,907,242	7,546,740
42,000	Graco Inc.	730,416	3,675,420
18,000	Minerals Technologies Inc.	784,926	1,390,140
130,000	Mueller Industries Inc.	1,147,517	9,633,000
12,300	Parker-Hannifin Corp.	674,953	7,771,386
200	Watts Water Technologies Inc., Cl. A	40,495	41,438
		5,636,477	34,051,376
	Financial Services — 15.3%
20,000	AllianceBernstein Holding LP	35,190	697,800
10,000	American Express Co.	152,045	2,712,000
17,000	Ameris Bancorp	176,921	1,060,630
5,195	Banco Santander Chile, ADR	29,250	107,848
30,000	Bank of America Corp.	216,984	1,190,400
11,500	BNP Paribas SA	472,765	787,916
1,800	EXOR NV	178,716	192,653
27,500	Interactive Brokers Group Inc., Cl. A	411,366	3,832,400
8,300	Jefferies Financial Group Inc.	175,730	510,865
6,500	JPMorgan Chase & Co.	126,136	1,370,590
43,500	Julius Baer Group Ltd.	1,386,445	2,616,116
56,000	Loews Corp.	2,059,203	4,426,800
10,000	M&T Bank Corp.	852,893	1,781,200
9,500	Marsh & McLennan Companies Inc.	247,231	2,119,355
5,800	Morgan Stanley	389,904	604,592
5,500	Popular Inc.	87,561	551,485
38,000	SLM Corp.	179,909	869,060
117,500	State Street Corp.	5,359,977	10,395,225
6,300	T. Rowe Price Group Inc.	157,957	686,259
282,000	The Bank of New York Mellon Corp.	6,988,205	20,264,520

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
11,600	The Goldman Sachs Group Inc.	$1,495,592	$5,743,276
16,500	The PNC Financial Services Group Inc.	1,016,634	3,050,025
2,100	UBS Group AG	48,790	64,661
53,000	Valley National Bancorp	331,250	480,180
60,000	Webster Financial Corp.	1,061,598	2,796,600
94,000	Wells Fargo & Co.	2,608,962	5,310,060
		26,247,214	74,222,516
	Food and Beverage — 15.5%
1,000	Anheuser-Busch InBev SA/ NV	15,876	66,099
180,500	Brown-Forman Corp., Cl. A	3,114,696	8,678,440
37,000	Campbell Soup Co.	1,196,233	1,810,040
19,000	Coca-Cola Europacific Partners plc	427,500	1,496,250
10,000	Coca-Cola Femsa SAB de CV, ADR	340,563	887,200
1,400	Constellation Brands Inc., Cl. A	63,767	360,766
29,500	Danone SA	1,049,467	2,145,630
40,000	Davide Campari-Milano NV	175,755	338,398
49,500	Diageo plc, ADR	3,063,927	6,946,830
77,600	Fomento Economico Mexicano SAB de CV, ADR	1,872,184	7,659,896
1,000	General Mills Inc.	26,640	73,850
1,420,000	Grupo Bimbo SAB de CV, Cl. A	1,144,436	4,883,098
91,500	Heineken NV	4,364,943	8,111,591
132,000	ITO EN Ltd.	2,344,495	3,134,569
3,500	Kellanova	168,155	282,485
4,000	McCormick & Co. Inc.	137,120	330,160
31,200	McCormick & Co. Inc., Non-Voting	675,130	2,567,760
23,000	Mondelēz International Inc., Cl. A	414,324	1,694,410
30,500	Nestlé SA	627,215	3,061,712
159,000	Nissin Foods Holdings Co. Ltd.	1,622,492	4,432,861
23,500	PepsiCo Inc.	1,522,039	3,996,175
23,800	Pernod Ricard SA	2,337,623	3,592,447
31,200	Remy Cointreau SA	1,660,939	2,425,910
30,000	Sapporo Holdings Ltd.	664,276	1,650,861
1,800	The Boston Beer Co. Inc., Cl. A†	564,315	520,452
8,500	The Coca-Cola Co.	177,140	610,810
1,000	The Hershey Co.	36,300	191,780
44,500	The Kraft Heinz Co.	1,249,902	1,562,395
Shares		Cost	Market Value
8,400	WK Kellogg Co.	$92,816	$143,724
64,000	Yakult Honsha Co. Ltd.	799,840	1,477,934
		31,950,108	75,134,533
	Health Care — 4.6%
4,200	Abbott Laboratories	129,857	478,842
3,000	AbbVie Inc.	74,560	592,440
3,000	Alcon Inc.	100,034	300,210
75,000	Baxter International Inc.	1,657,103	2,847,750
4,400	Bio-Rad Laboratories Inc., Cl. A†	432,651	1,472,152
87,500	Bristol-Myers Squibb Co.	2,105,675	4,527,250
69,000	Demant A/S†	667,858	2,695,477
6,400	GSK plc, ADR	270,041	261,632
4,000	Haleon plc, ADR	27,891	42,320
32,000	Henry Schein Inc.†	483,167	2,332,800
16,000	Merck & Co. Inc.	283,402	1,816,960
12,000	Novartis AG, ADR	554,459	1,380,240
19,000	Perrigo Co. plc	607,908	498,370
23,000	Pfizer Inc.	425,721	665,620
42,500	Roche Holding AG, ADR	781,653	1,697,875
2,300	Zimmer Biomet Holdings Inc.	193,245	248,285
10,000	Zimvie Inc.†	86,104	158,700
		8,881,329	22,016,923
	Hotels and Gaming — 0.1%
11,500	MGM Resorts International†	138,744	449,535
1,500	Wynn Resorts Ltd.	71,983	143,820
		210,727	593,355
	Machinery — 3.5%
6,000	Caterpillar Inc.	35,181	2,346,720
45,000	CNH Industrial NV	510,631	499,500
31,000	Deere & Co.	930,905	12,937,230
1,000	Otis Worldwide Corp.	60,383	103,940
7,000	Xylem Inc.	224,089	945,210
		1,761,189	16,832,600
	Metals and Mining — 2.3%
76,500	Freeport-McMoRan Inc.	969,707	3,818,880
136,000	Newmont Corp.	3,207,852	7,269,200
		4,177,559	11,088,080
	Publishing — 0.0%
3,000	Value Line Inc.	41,977	139,500

	Real Estate Investment Trusts — 0.4%
58,000	Weyerhaeuser Co.	878,950	1,963,880

	Retail — 4.7%
12,500	Cie Financiere Richemont SA, Cl. A	420,733	1,976,133
72,700	Copart Inc.†	160,424	3,809,480
5,500	Costco Wholesale Corp.	249,425	4,875,860

See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
75,500	CVS Health Corp.	$2,544,143	$4,747,440
44,600	Ingles Markets Inc., Cl. A	693,507	3,327,160
183,000	Seven & i Holdings Co. Ltd.	1,837,719	2,733,699
3,000	The Home Depot Inc.	83,470	1,215,600
3,000	Walmart Inc.	43,340	242,250
		6,032,761	22,927,622
	Specialty Chemicals — 0.9%
2,500	Albemarle Corp.	25,238	236,775
2,500	Ashland Inc.	58,813	217,425
2,200	FMC Corp.	57,788	145,068
33,500	H.B. Fuller Co.	691,365	2,659,230
1,800	NewMarket Corp.	6,947	993,402
600	Quaker Chemical Corp.	6,478	101,094
		846,629	4,352,994
	Telecommunications — 4.0%
100,000	BCE Inc.	1,908,279	3,480,000
190,000	Deutsche Telekom AG, ADR	2,540,248	5,591,700
72,000	Liberty Global Ltd., Cl. A†	1,397,649	1,519,920
14,000	Orange SA, ADR	160,021	160,720
70,000	Telefonica SA, ADR	293,673	340,200
160,000	Telephone and Data Systems Inc.	1,883,466	3,720,000
94,000	TELUS Corp.	713,431	1,577,320
Shares		Cost	Market Value
67,500	Verizon Communications Inc.	$2,155,642	$3,031,425
		11,052,409	19,421,285
	Transportation — 2.4%
87,000	GATX Corp.	2,805,441	11,523,150

	Wireless Communications — 0.2%
60,000	BT Group plc, Cl. A	157,584	118,641
37,000	Telesat Corp.†	338,913	487,290
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	91,562	137,600
3,500	United States Cellular Corp.†	61,863	191,275
		649,922	934,806
	TOTAL COMMON STOCKS	153,625,042	483,072,634

	TOTAL INVESTMENTS — 99.9%	$153,625,042	483,072,634

	Other Assets and Liabilities (Net) — 0.1%		622,693

	NET ASSETS — 100.0%		$483,695,327

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

September 30, 2024

Assets:
Investments, at value (cost $153,625,042)	$483,072,634
Cash	3,573
Receivable for Fund shares sold	2,360,079
Receivable for investments sold	528,322
Dividends and interest receivable	1,481,217
Prepaid expenses	87,163
Total Assets	487,532,988
Liabilities:
Line of credit payable	2,524,000
Payable for investments purchased	14,260
Payable for Fund shares redeemed	586,251
Payable for investment advisory fees	398,366
Payable for distribution fees	75,446
Payable for accounting fees	11,250
Other accrued expenses	228,088
Total Liabilities	3,837,661
Net Assets
(applicable to 69,342,042 shares outstanding)	$483,695,327

Net Assets Consist of:
Paid-in capital	$158,450,143
Total distributable earnings	325,245,184
Net Assets	$483,695,327

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($193,593,149 ÷ 29,374,008 shares outstanding; 150,000,000 shares authorized)	$6.59
Class A:
Net Asset Value and redemption price per share ($121,991,809 ÷ 18,909,725 shares outstanding; 50,000,000 shares authorized)	$6.45
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$6.84
Class C:
Net Asset Value and offering price per share ($12,225,866 ÷ 1,553,159 shares outstanding; 50,000,000 shares authorized)	$7.87	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($155,884,503 ÷ 19,505,150 shares outstanding; 50,000,000 shares authorized)	$7.99

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $273,863)	$10,860,503
Interest	34,436
Total Investment Income	10,894,939
Expenses:
Investment advisory fees	4,963,427
Distribution fees - Class AAA	550,912
Distribution fees - Class A	315,683
Distribution fees - Class C	57,498
Distribution fees - Class C1	116,287
Shareholder services fees	404,470
Shareholder communications expenses	138,612
Legal and audit fees	96,013
Custodian fees	59,424
Accounting fees	45,000
Directors’ fees	36,228
Registration expenses	29,009
Interest expense	23,278
Miscellaneous expenses	64,973
Total Expenses	6,900,814
Less:
Expenses paid indirectly by broker (See Note 6)	(8,247)
Net Expenses	6,892,567
Net Investment Income	4,002,372

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	61,357,052
Net realized gain on foreign currency transactions	1,657
Net realized gain on investments and foreign currency transactions	61,358,709
Net change in unrealized appreciation/depreciation:
on investments	23,917,194
on foreign currency translations	31,367
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	23,948,561
Net Realized and Unrealized Gain on Investments and Foreign Currency	85,307,270
Net Increase in Net Assets Resulting from Operations	$89,309,642

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income	$4,002,372	$4,950,182
Net realized gain on investments and foreign currency transactions	61,358,709	43,102,333
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	23,948,561	11,162,508
Net Increase in Net Assets Resulting from Operations	89,309,642	59,215,023

Distributions to Shareholders:
Accumulated earnings
Class AAA	(28,668,097)	(21,408,216)
Class A	(16,654,021)	(9,925,480)
Class C	(640,197)	(23,419)
Class C1*	(5,137,841)	(6,357,512)
Class I	(14,166,260)	(10,928,078)
	(65,266,416)	(48,642,705)
Return of capital
Class AAA	(28,340,476)	(29,821,849)
Class A	(17,923,631)	(14,580,547)
Class C	(1,672,009)	(33,597)
Class C1*	(245,797)	(5,018,493)
Class I	(21,363,202)	(16,447,112)
	(69,545,115)	(65,901,598)
Total Distributions to Shareholders	(134,811,531)	(114,544,303)

Capital Share Transactions:
Class AAA	(14,758,999)	19,288,612
Class A	19,806,469	32,868,398
Class C	12,897,516	699,312
Class C1*	(17,669,929)	(3,091,637)
Class I	31,455,787	16,984,005
Net Increase in Net Assets from Capital Share Transactions	31,730,844	66,748,690

Redemption Fees	257	204

Net Increase/(Decrease) in Net Assets	(13,770,788)	11,419,614

Net Assets:
Beginning of year	497,466,115	486,046,501
End of year	$483,695,327	$497,466,115

*	On May 29, 2024, Class C1 shares converted into Class C shares. See Note 8.

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)	Portfolio Turnover Rate
Class AAA
2024	$7.29	$0.06		$1.25	$1.31	$(0.06)	$(0.90)	$(1.05)	$(2.01)	$0.00	$6.59	19.64%	$193,593	0.77%		1.43%	1%
2023	8.09	0.08		0.91	0.99	(0.08)	(0.67)	(1.04)	(1.79)	0.00	7.29	11.92	227,248	0.89		1.43	5
2022	10.85	0.06		(1.01)	(0.95)	(0.06)	(0.78)	(0.97)	(1.81)	0.00	8.09	(10.08)	230,926	0.56		1.42	1
2021	10.04	0.07		3.00	3.07	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.85	31.32	297,369	0.64		1.42	1
2020	13.61	0.10	(e)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	10.04	0.93	272,980	0.75	(e)	1.45	0 (f)
Class A
2024	$7.16	$0.06		$1.22	$1.28	$(0.06)	$(0.89)	$(1.04)	$(1.99)	$0.00	$6.45	19.52%	$121,992	0.77%		1.43%	1%
2023	7.96	0.07		0.91	0.98	(0.08)	(0.67)	(1.03)	(1.78)	0.00	7.16	11.94	114,513	0.90		1.43	5
2022	10.69	0.06		(0.99)	(0.93)	(0.06)	(0.77)	(0.97)	(1.80)	0.00	7.96	(10.05)	95,186	0.57		1.42	1
2021	9.92	0.08		2.95	3.03	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.69	31.31	98,631	0.65		1.42	1
2020	13.49	0.10	(e)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	9.92	0.95	69,201	0.75	(e)	1.45	0 (f)
Class C
2024	$8.58	$0.01		$1.49	$1.50	$(0.01)	$(0.83)	$(1.37)	$(2.21)	$0.00	$7.87	19.18%	$12,226	0.10%		2.18%	1%
2023(g)	9.52	0.01		0.16	0.17	(0.07)	(0.55)	(0.49)	(1.11)	0.00	8.58	1.67	608	0.24	(h)	2.29 (h)	5
Class C1*
2023	$3.41	$0.00	(b)	$0.42	$0.42	$(0.07)	$(0.67)	$(0.60)	$(1.34)	$0.00	$2.49	11.34%	$21,071	0.13%		2.18%	5%
2022	5.24	(0.01)		(0.42)	(0.43)	(0.04)	(0.78)	(0.58)	(1.40)	0.00	3.41	(10.84)	31,620	(0.21)		2.17	1
2021	5.81	(0.01)		1.70	1.69	(0.05)	(1.24)	(0.97)	(2.26)	0.00	5.24	30.29	51,140	(0.12)		2.17	1
2020	9.48	0.00	(b)(e)	(0.02)	(0.02)	(0.06)	(2.39)	(1.20)	(3.65)	0.00	5.81	0.27	53,605	0.00	(e)(i)	2.20	0 (f)
Class I
2024	$8.61	$0.09		$1.51	$1.60	$(0.08)	$(0.88)	$(1.26)	$(2.22)	$0.00	$7.99	19.85%	$155,884	1.01%		1.18%	1%
2023	9.36	0.12		1.04	1.16	(0.09)	(0.67)	(1.15)	(1.91)	0.00	8.61	12.19	134,026	1.14		1.18	5
2022	12.35	0.10		(1.17)	(1.07)	(0.08)	(0.77)	(1.06)	(1.92)	0.00	9.36	(9.81)	128,315	0.81		1.17	1
2021	11.15	0.12		3.34	3.46	(0.11)	(1.24)	(0.91)	(2.26)	0.00	12.35	31.71	134,073	0.89		1.17	1
2020	14.68	0.14	(e)	(0.02)	0.12	(0.14)	(2.39)	(1.12)	(3.65)	0.00	11.15	1.14	130,903	1.00	(e)	1.20	0 (f)

*	On May 29, 2024, Class C1 shares converted into Class C shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense during all fiscal years presented. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been, 1.42%, 1.42%, 1.41%, 1.41%, and 1.42%, (Class AAA and Class A), 2.17%, 2.16%, 2.16%, and 2.17%, (Class C1), 1.17%, 1.17%, 1.16%, 1.16%, 1.17% (Class I), and 2.17%, and 2.29% (Class C), respectively.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.09 (Class AAA and Class A), $(0.01) (Class C), and $0.13 (Class I), respectively, and the net investment income (loss) ratio would have been 0.68% (Class AAA and Class A), (0.07)% (Class C), and 0.93% (Class I), respectively.
(f)	Amount represents less than 0.5%.
(g)	Class C commenced on June 1, 2023.
(h)	Annualized.
(i)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Notes to Financial Statements

1. Organization. The Gabelli Equity Income Fund (the “Fund”), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

Gabelli Funds, LLC (the “Adviser”), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

10

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Valuation Inputs	Total
	Level 1 Quoted Prices	Market Value at 09/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$483,072,634	$483,072,634
TOTAL INVESTMENTS SECURITIES – ASSETS	$483,072,634	$483,072,634

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

11

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2024, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar

12

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2024, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to re-designation of dividends paid, reversal of prior year Real Estate Investment Trust distributions to capital gain, and non-deductible partnership expense. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2024, reclassifications were made to decrease paid-in capital by $21,620, with an offsetting adjustment to total distributable earnings.

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

The tax character of distributions paid during the fiscal years ended September 30, 2024 and 2023 was as follows:

	Year ended September 30, 2024	Year ended September 30, 2023
Distributions paid from:
Ordinary income	$4,497,175	$5,241,338
Net long term capital gains	60,769,241	43,401,367
Return of capital	69,545,115	65,901,598
Total distributions paid	$134,811,531	$114,544,303

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$325,245,184
Total	$325,245,184

At September 30, 2024, the temporary difference between book basis and tax basis net unrealized appreciation on investments was due to deferral of losses from wash sales for tax purposes and tax basis adjustments on investments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$157,854,362	$335,478,434	$(10,260,162)	$325,218,272

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2024, other than short term securities and U.S. Government obligations, aggregated $3,324,083 and $98,561,058, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2024, the Fund paid $13,487 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $125,150 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal year ended September 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $8,247.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the fiscal year ended September 30, 2024, the Fund accrued $45,000, in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At September 30, 2024, there was $2,524,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 159 days of borrowings during the fiscal year ended September 30, 2024 was $1,523,107 with a weighted average interest rate of 6.55%. The maximum amount borrowed at any time during the fiscal year ended September 30, 2024 was $8,936,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. On March 13, 2023, Class C shares were renamed Class C1 shares, and effective March 15 through May 30, 2023, the Fund temporarily reopened its Class C1 shares to purchases by new investors. After May 30, 2023, neither new nor existing shareholders may purchase additional C1 shares. Class C shares were issued beginning May 30, 2023. These changes have no effect on existing Class C1 shareholders’ ability to redeem these shares. Class AAA and Class I shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. On May 29, 2024 shareholders owning Class C1 shares had their Class C1 shares converted to Class C shares of the fund equal to the aggregate value of each shareholder’s Class C1 shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,510,162	$11,079,749	1,174,663	$10,172,938
Shares issued upon reinvestment of distributions	7,937,941	55,430,150	6,147,305	49,649,725
Shares redeemed	(11,225,929)	(81,268,898)	(4,706,054)	(40,534,051)
Net increase/(decrease)	(1,777,826)	$(14,758,999)	2,615,914	$19,288,612

Class A
Shares sold	4,808,239	$34,911,262	4,258,757	$36,060,183
Shares issued upon reinvestment of distributions	4,886,202	33,335,255	2,979,277	23,521,783
Shares redeemed	(6,780,523)	(48,440,048)	(3,201,866)	(26,713,568)
Net increase	2,913,918	$19,806,469	4,036,168	$32,868,398

Class C
Shares sold	236,296	$2,092,438	78,914	$783,387
Shares issued upon reinvestment of distributions	285,263	2,310,279	6,499	57,017
Shares redeemed	(506,929)	(4,387,777)	(14,550)	(141,092)
Shares issued from conversion	1,467,665	12,882,576	—	—
Net increase	1,482,295	$12,897,516	70,863	$699,312

Class C1*
Shares sold	35,904	$81,023	238,073	$769,577
Shares issued upon reinvestment of distributions	2,347,461	5,258,223	3,538,227	11,034,199
Shares redeemed	(4,503,878)	(10,126,599)	(4,569,461)	(14,895,413)
Shares converted and exchanged	(6,350,620)	(12,882,576)	—	—
Net decrease	(8,471,133)	$(17,669,929)	(793,161)	$(3,091,637)

Class I
Shares sold	6,454,026	$55,775,646	3,283,389	$33,307,281
Shares issued upon reinvestment of distributions	3,879,962	32,236,852	2,861,760	26,958,291
Shares redeemed	(6,393,684)	(56,556,711)	(4,294,132)	(43,281,567)
Net increase	3,940,304	$31,455,787	1,851,017	$16,984,005

*	On May 29, 2024, Class C1 shares converted into Class C shares. See Note 8.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

The Gabelli Equity Income Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli Equity Income Fund
and the Board of Directors of Gabelli Equity Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Equity Income Fund (the “Fund”) (one of the funds constituting Gabelli Equity Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Gabelli Equity Series Funds, Inc.) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

November 29, 2024

18

The Gabelli Equity Income Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

19

THE GABELLI EQUITY INCOME FUND

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2024, the Fund paid to shareholders ordinary income distributions totaling $0.06, $0.06, $0.07, and $0.08 for each of Class AAA, Class A, Class C, and Class I, respectively, and long term capital gains totaling $60,769,241, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended September 30, 2024, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.45% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term capital gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2024 which was derived from U.S. Treasury securities was 0.4%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Equity Income Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of September 30, 2024 was 0.0%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q324AR

GABELLI
FUNDS

THE GABELLI EQUITY INCOME FUND

Annual Report
September 30, 2024

The Gabelli Small Cap Growth Fund

Annual Report — September 30, 2024

To Our Shareholders,

For the fiscal year ended September 30, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Small Cap Growth Fund (the Fund) was 27.2% compared with a total return of 25.9% for the Standard & Poor’s (S&P) SmallCap 600 Index. Other classes of shares are available.

Enclosed are the financial statements, including the summary schedule of investments, as of September 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2024:

The Gabelli Small Cap Growth Fund

Equipment and Supplies	19.1%
Diversified Industrial	12.4%
Financial Services	6.7%
Building and Construction	6.6%
Retail	6.1%
Automotive: Parts and Accessories	4.8%
Food and Beverage	4.6%
Hotels and Gaming	3.8%
Electronics	3.6%
Health Care	3.3%
Business Services	2.8%
Transportation	2.5%
Entertainment	2.4%
Energy and Utilities	2.3%
Machinery	2.1%
Specialty Chemicals	2.0%
Manufactured Housing and Recreational Vehicles	2.0%
Real Estate	1.8%
Aviation: Parts and Services	1.7%
Consumer Products	1.5%
Computer Software and Services	1.4%
Broadcasting	1.3%
Consumer Services	1.0%
Telecommunications	0.8%
Environmental Services	0.7%
U.S. Government Obligations	0.7%
Automotive	0.4%
Miscellaneous Investments	0.4%
Publishing	0.3%
Home Furnishings	0.3%
Wireless Communications	0.2%
Cable	0.1%
Communications Equipment	0.1%
Closed-End Funds	0.1%
Metals and Mining	0.1%
Aerospace	0.1%
Agriculture	0.1%
Other Assets and Liabilities (Net)	(0.2)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Schedule of Investments — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 98.9%
	Aerospace — 0.1%
30,500	Allient Inc.	$675,972	$579,195
2,500	Embraer SA, ADR†	68,200	88,425
58,585	Innovative Solutions and Support Inc.†	247,373	381,974
7,000	Kratos Defense & Security Solutions Inc.†	109,611	163,100
26,500	Triumph Group Inc.†	370,317	341,585
		1,471,473	1,554,279
	Agriculture — 0.1%
10,000	Cadiz Inc.†	67,958	30,300
56,000	Limoneira Co.	944,351	1,484,000
		1,012,309	1,514,300
	Automotive — 0.4%
33,000	Blue Bird Corp.†	680,082	1,582,680
480,000	Iveco Group NV	2,104,981	4,818,426
56,000	The Shyft Group Inc.	267,412	702,800
		3,052,475	7,103,906
	Automotive: Parts and Accessories — 4.7%
147,500	BorgWarner Inc.	609,138	5,352,775
836,000	Brembo NV	1,544,528	9,150,525
94,022	China Automotive Systems Inc.	443,798	432,501
75,500	Commercial Vehicle Group Inc.†	662,307	245,375
1,087,000	Dana Inc.	8,505,324	11,478,720
238,500	Modine Manufacturing Co.†	1,487,767	31,670,415
55,000	Monro Inc.	1,318,392	1,587,300
4,300	O’Reilly Automotive Inc.†	92,532	4,951,880
29,000	Phinia Inc.	80,435	1,334,870
45,000	Puradyn Filter Technologies Inc.†	11,732	0
185,000	Standard Motor Products Inc.	1,504,158	6,142,000
253,000	Strattec Security Corp.†(a)	4,905,435	10,792,980
18,400	Thor Industries Inc.	170,396	2,021,976
		21,335,942	85,161,317
	Aviation: Parts and Services — 1.7%
20,000	AAR Corp.†	230,415	1,307,200
9,500	Astronics Corp.†	13,628	185,060
23,200	Astronics Corp., Cl. B†	38,561	455,880
55,374	Ducommun Inc.†	1,426,830	3,645,271
87,900	Moog Inc., Cl. A	956,459	17,757,558
18,112	Moog Inc., Cl. B	638,257	3,622,943
19,500	Woodward Inc.	140,128	3,344,445
		3,444,278	30,318,357
Shares		Cost	Market Value
	Broadcasting — 1.3%
8,500	Beasley Broadcast Group Inc., Cl. A†	$473,492	$91,460
10,000	Cogeco Communications Inc.	340,851	528,670
24,000	Cogeco Inc.	632,315	1,061,540
200,000	Corus Entertainment Inc., Cl. B†	305,699	25,140
36,500	Fox Corp., Cl. A	1,508,655	1,545,045
5,000	Fox Corp., Cl. B	143,665	194,000
25,000	Gray Television Inc.	73,674	134,000
71,700	Gray Television Inc., Cl. A	377,715	499,032
650,000	Grupo Televisa SAB, ADR	2,090,521	1,664,000
280,000	ITV plc	497,942	299,664
13,000	Liberty Broadband Corp., Cl. A†	78,211	998,660
11,000	Liberty Broadband Corp., Cl. C†	57,594	850,190
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	64,270	1,430,600
27,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	88,133	2,090,610
22,000	Nexstar Media Group Inc.	1,349,700	3,637,700
100,000	Salem Media Group Inc.†	0	25,550
132,454	Sirius XM Holdings Inc.	786,296	3,132,526
95,000	Sphere Entertainment Co.†	1,063,999	4,197,100
15,000	TEGNA Inc.	220,751	236,700
37,000	Townsquare Media Inc., Cl. A	374,479	375,920
		10,527,962	23,018,107
	Building and Construction — 6.6%
76,500	Arcosa Inc.	908,099	7,249,140
200,000	Armstrong Flooring Inc.†	26,719	40
7,000	D.R. Horton Inc.	63,123	1,335,390
31,000	Gibraltar Industries Inc.†	669,410	2,167,830
207,800	Herc Holdings Inc.	6,763,248	33,129,554
37,500	KB Home	273,655	3,213,375
3,000	Legacy Housing Corp.†	38,431	82,050
324,000	Lennar Corp., Cl. B	7,532,303	56,032,560
1,000	Meritage Homes Corp.	15,039	205,070
1,100	NVR Inc.†	735,215	10,792,980
22,500	PulteGroup Inc.	90,350	3,229,425
427	The Monarch Cement Co.	64,411	81,130
70,500	Titan Machinery Inc.†	1,154,359	982,065
5,700	Toll Brothers Inc.	84,695	880,593
		18,419,057	119,381,202
	Business Services — 2.8%
13,000	ACCO Brands Corp.	60,332	71,110
1,200,000	Clear Channel Outdoor Holdings Inc.†	1,797,253	1,920,000
59,000	Element Solutions Inc.	527,596	1,602,440

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
22,900	Keweenaw Land Association Ltd.†	$505,517	$744,369
35,500	Live Nation Entertainment Inc.†	298,668	3,886,895
40,000	Loomis AB	402,123	1,314,710
92,340	Madison Square Garden Entertainment Corp.†	1,166,708	3,927,220
14,000	McGrath RentCorp	358,155	1,473,920
31,000	Outfront Media Inc., REIT	478,744	569,780
65,000	Ranpak Holdings Corp.†	461,522	424,450
21,200	RB Global Inc.	314,375	1,706,388
350,000	S4 Capital plc†	187,717	181,371
20,000	Sealed Air Corp.	587,044	726,000
345,000	Sohgo Security Services Co. Ltd.	799,632	2,484,432
66,000	The Interpublic Group of Companies Inc.	233,166	2,087,580
25,000	TransAct Technologies Inc.†	115,198	121,500
1,600,000	Trans-Lux Corp.†(a)	1,575,044	1,162,400
32,000	United Rentals Inc.	194,497	25,911,360
		10,063,291	50,315,925
	Cable — 0.1%
54,500	AMC Networks Inc., Cl. A†	36,140	473,605
60,000	EchoStar Corp., Cl. A†	865,139	1,489,200
105,000	WideOpenWest Inc.†	810,857	551,250
		1,712,136	2,514,055
	Communications Equipment — 0.1%
149,200	Telesat Corp.†	1,828,135	1,964,964

	Computer Software and Services — 1.4%
370,000	Alithya Group Inc., Cl. A†	1,101,651	477,300
11,000	MKS Instruments Inc.	189,530	1,195,810
21,200	Rockwell Automation Inc.	479,154	5,691,352
30,800	Tyler Technologies Inc.†	61,265	17,978,576
		1,831,600	25,343,038
	Consumer Products — 1.5%
170,000	1-800-Flowers.com Inc., Cl. A†	1,642,706	1,348,100
67,000	Brunswick Corp.	1,342,085	5,615,940
32,000	Chofu Seisakusho Co. Ltd.	461,495	437,947
39,700	Church & Dwight Co. Inc.	67,573	4,157,384
57,500	Energizer Holdings Inc.	1,915,682	1,826,200
2,000	Harley-Davidson Inc.	4,713	77,060
2,500	Kobayashi Pharmaceutical Co. Ltd.	103,323	99,200
3,200	LCI Industries	52,915	385,728
216,000	Marine Products Corp.	133,661	2,093,040
7,000	National Presto Industries Inc.	390,588	525,980
Shares		Cost	Market Value
205,000	Sally Beauty Holdings Inc.†	$1,221,770	$2,781,850
210,000	Samick Musical Instruments Co. Ltd.	279,549	172,471
3,700	Shimano Inc.	414,540	699,454
9,500	Steven Madden Ltd.	19,995	465,405
18,000	The Scotts Miracle-Gro Co.	689,938	1,560,600
8,000	Vista Outdoor Inc.†	219,630	313,440
9,500	WD-40 Co.	248,399	2,449,860
120,000	Wolverine World Wide Inc.	781,633	2,090,400
		9,990,195	27,100,059
	Consumer Services — 1.0%
53,000	Bowlin Travel Centers Inc.†	53,948	201,135
16,000	H&E Equipment Services Inc.	554,892	778,880
5,000	IAC Inc.†	11,719	269,100
180,000	OPENLANE Inc.†	893,854	3,038,400
270,500	Rollins Inc.	251,534	13,681,890
		1,765,947	17,969,405
	Diversified Industrial — 12.4%
10,000	Acuity Brands Inc.	94,378	2,753,900
50,500	Albany International Corp., Cl. A	975,483	4,486,925
200,000	Ampco-Pittsburgh Corp.†	924,662	400,000
25,000	Ardagh Group SA†	98,100	120,375
74,000	Burnham Holdings Inc., Cl. A	1,203,845	1,017,500
351,200	Crane Co.	4,811,745	55,587,936
143,500	Crane NXT Co.	737,943	8,050,350
99,000	Distribution Solutions Group Inc.†	693,477	3,812,490
5,000	Enerpac Tool Group Corp.	127,850	209,450
65,700	Enpro Inc.	3,109,928	10,655,226
103,500	Greif Inc., Cl. A	1,839,821	6,485,310
93,500	Greif Inc., Cl. B	4,205,680	6,529,105
183,000	Griffon Corp.	1,501,698	12,810,000
31,500	Hyster-Yale Inc.	1,151,003	2,008,755
19,000	INNOVATE Corp.†	314,688	70,300
6,000	JSP Corp.	97,960	80,905
114,000	L.B. Foster Co., Cl. A†	1,587,505	2,329,020
38,000	Lincoln Electric Holdings Inc.	966,947	7,296,760
30,200	Lindsay Corp.	590,816	3,764,128
37,500	Matthews International Corp., Cl. A	959,116	870,000
965,200	Myers Industries Inc.	13,349,441	13,339,064
70,000	Oil-Dri Corp. of America	479,897	4,829,300
13,000	Olin Corp.	203,184	623,740
323,300	Park-Ohio Holdings Corp.	2,994,312	9,925,310
12,500	Pentair plc	296,897	1,222,375
13,700	Roper Technologies Inc.	257,432	7,623,228
53,200	Sonoco Products Co.	1,529,361	2,906,316

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
48,900	Standex International Corp.	$1,250,732	$8,937,942
84,500	Steel Partners Holdings LP†	1,113,551	3,460,275
13,000	T. Hasegawa Co. Ltd.	236,726	296,225
7,000	Terex Corp.	166,670	370,370
332,000	Textron Inc.	2,003,603	29,408,560
624,300	Tredegar Corp.†	6,449,707	4,551,147
217,000	Trinity Industries Inc.	2,450,992	7,560,280
		58,775,150	224,392,567
	Electronics — 3.6%
103,000	Badger Meter Inc.	1,252,144	22,496,230
169,000	Bel Fuse Inc., Cl. A(a)	2,869,215	16,803,670
394,000	CTS Corp.	3,232,685	19,061,720
58,000	Daktronics Inc.†	424,446	748,780
120,000	Gentex Corp.	1,305,089	3,562,800
20,000	IMAX Corp.†	158,565	410,200
10,000	Napco Security Technologies Inc.	232,442	404,600
30,000	Renesas Electronics Corp.	194,117	433,954
60,000	Stoneridge Inc.†	288,850	671,400
		9,957,553	64,593,354
	Energy and Utilities — 2.3%
32,000	APA Corp.	765,019	782,720
9,800	Chesapeake Utilities Corp.	127,440	1,216,866
35,000	CMS Energy Corp.	67,088	2,472,050
20,000	Consolidated Water Co. Ltd.	233,823	504,200
35,100	Diamondback Energy Inc.	1,730,067	6,051,240
74,000	Energy Recovery Inc.†	316,427	1,286,860
29,000	Landis+Gyr Group AG	1,762,989	2,693,212
21,000	Marathon Petroleum Corp.	101,401	3,421,110
3,500	Middlesex Water Co.	54,166	228,340
60,000	NextEra Energy Partners LP	1,320,300	1,657,200
65,000	Northwest Natural Holding Co.	2,502,625	2,653,300
21,500	Northwestern Energy Group Inc.	582,609	1,230,230
10,000	Otter Tail Corp.	213,560	781,600
42,206	RGC Resources Inc.	801,117	952,589
1,680,000	RPC Inc.	681,607	10,684,800
8,000	SJW Group	107,086	464,880
32,000	Southwest Gas Holdings Inc.	504,977	2,360,320
6,800	Spire Inc.	267,758	457,572
31,000	The York Water Co.	433,596	1,161,260
54,000	Vestas Wind Systems A/S†	92,624	1,192,241
		12,666,279	42,252,590
	Entertainment — 2.4%
166,321	Atlanta Braves Holdings Inc., Cl. A†	4,254,932	7,010,430
Shares		Cost	Market Value
242,000	Atlanta Braves Holdings Inc., Cl. C†	$4,631,452	$9,631,600
92,000	Inspired Entertainment Inc.†	672,379	852,840
16,856	Liberty Media Corp.-Liberty Live, Cl. A†	54,885	834,541
9,768	Liberty Media Corp.-Liberty Live, Cl. C†	65,382	501,391
350,000	Lions Gate Entertainment Corp., Cl. A†	3,429,764	2,740,500
65,000	Lions Gate Entertainment Corp., Cl. B†	597,710	449,800
35,000	Lionsgate Studios Corp.†	315,052	250,250
36,000	Madison Square Garden Sports Corp.†	562,187	7,497,360
105,100	Manchester United plc, Cl. A†	1,526,468	1,700,518
290,000	Ollamani SAB†	560,435	547,303
233,000	Sinclair Inc.	2,702,677	3,564,900
7,800	Take-Two Interactive Software Inc.†	58,796	1,198,938
3,500	The Walt Disney Co.	20,071	336,665
45,400	TKO Group Holdings Inc.†	478,075	5,616,434
35,000	Universal Entertainment Corp.	210,518	340,929
104,000	Warner Bros Discovery Inc.†	922,964	858,000
		21,063,747	43,932,399
	Environmental Services — 0.7%
58,500	Republic Services Inc.	528,450	11,749,140

	Equipment and Supplies — 19.1%
17,200	A.O. Smith Corp.	35,260	1,545,076
384,500	AMETEK Inc.	654,262	66,022,495
40,000	Ardagh Metal Packaging SA	145,261	150,800
54,500	AZZ Inc.	1,892,055	4,502,245
9,200	Chart Industries Inc.†	301,823	1,142,088
311,200	Core Molding Technologies Inc.†	598,967	5,355,752
91,500	Crown Holdings Inc.	368,540	8,773,020
2,025	Danaher Corp.	11,649	562,990
100,000	Donaldson Co. Inc.	575,112	7,370,000
38,700	Entegris Inc.	164,986	4,354,911
174,200	Federal Signal Corp.	911,626	16,280,732
237,000	Flowserve Corp.	1,382,660	12,250,530
151,500	Franklin Electric Co. Inc.	590,790	15,880,230
412,000	Graco Inc.	2,164,307	36,054,120
32,000	IDEX Corp.	117,254	6,864,000
125,000	Interpump Group SpA	547,330	5,827,340
6,800	Littelfuse Inc.	54,921	1,803,700
110,000	Maezawa Kyuso Industries Co. Ltd.	359,609	971,995
65,000	Minerals Technologies Inc.	2,808,132	5,019,950

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
6,000	MSA Safety Inc.	$179,592	$1,064,040
809,500	Mueller Industries Inc.	9,533,630	59,983,950
330,000	Mueller Water Products Inc., Cl. A	2,200,230	7,161,000
3,500	Teleflex Inc.	53,317	865,620
163,800	Tennant Co.	2,710,194	15,731,352
728,400	The Gorman-Rupp Co.	10,989,699	28,371,180
87,000	The Greenbrier Companies Inc.	921,001	4,427,430
50,500	The Manitowoc Co. Inc.†	499,591	485,810
50,000	The Middleby Corp.†	533,815	6,956,500
36,000	The Timken Co.	1,219,448	3,034,440
30,000	The Toro Co.	524,020	2,601,900
5,400	Valmont Industries Inc.	72,895	1,565,730
7,875	Watsco Inc., Cl. B	23,627	3,893,243
43,000	Watts Water Technologies Inc., Cl. A	816,108	8,909,170
		43,961,711	345,783,339
	Financial Services — 6.7%
7,000	Ameris Bancorp	49,547	436,730
12,300	Capitol Federal Financial Inc.	121,803	71,832
20,800	Crazy Woman Creek Bancorp Inc.†	318,236	686,400
44,500	Eagle Bancorp Inc.	1,321,632	1,004,810
325,000	Energy Transfer LP	0	5,216,250
230	Farmers & Merchants Bank of Long Beach	1,394,972	1,230,500
355,000	Flushing Financial Corp.	5,740,119	5,175,900
66,000	FNB Corp.	659,922	931,260
275,000	GAM Holding AG†	144,304	63,165
25,000	Hanover Bancorp Inc.	525,000	447,250
270,000	Hope Bancorp Inc.	2,987,671	3,391,200
410,000	Huntington Bancshares Inc.	3,921,829	6,027,000
659,500	KKR & Co. Inc.	2,625,041	86,117,510
80,000	Medallion Financial Corp.	362,763	651,200
8,000	PROG Holdings Inc.	5,116	387,920
50,000	Sandy Spring Bancorp Inc.	1,560,919	1,568,500
11,500	Southern First Bancshares Inc.†	425,553	391,920
47,000	Synovus Financial Corp.	1,218,657	2,090,090
16,000	TFS Financial Corp.	234,831	205,760
15,000	Thomasville Bancshares Inc.	570,703	1,000,500
230,000	Valley National Bancorp	1,437,500	2,083,800
34,308	Value Line Inc.	425,084	1,595,322
10,000	Waterloo Investment Holdings Ltd.†(b)	1,373	5,000
18,500	Webster Financial Corp.	307,623	862,285
Shares		Cost	Market Value
130,000	Wright Investors’ Service Holdings Inc.†	$82,906	$24,050
		26,443,104	121,666,154
	Food and Beverage — 4.6%
424,500	Arca Continental SAB de CV	762,263	3,966,240
13,700	BellRing Brands Inc.†	14,184	831,864
74,700	Brown-Forman Corp., Cl. A	404,338	3,591,576
40,000	Bull-Dog Sauce Co. Ltd.	95,622	480,083
82,000	China Tontine Wines Group Ltd.†	85,944	4,536
266,500	Crimson Wine Group Ltd.†	2,328,460	1,681,615
220,000	Denny’s Corp.†	736,620	1,419,000
500,000	Dynasty Fine Wines Group Ltd.†	74,726	24,441
96,000	Farmer Brothers Co.†	584,295	190,080
400,000	Flowers Foods Inc.	950,682	9,228,000
114,000	ITO EN Ltd.	2,136,608	2,707,128
92,000	Iwatsuka Confectionery Co. Ltd.	1,584,932	1,643,806
23,000	J & J Snack Foods Corp.	509,737	3,958,760
93,000	Kameda Seika Co. Ltd.	3,552,601	2,895,634
1,200,000	Kikkoman Corp.	1,630,295	13,592,625
70,000	Krispy Kreme Inc.	910,332	751,800
635,000	Maple Leaf Foods Inc.	11,018,968	10,399,830
12,000	MEIJI Holdings Co. Ltd.	117,526	299,739
8,000	MGP Ingredients Inc.	6,395	666,000
124,000	Morinaga Milk Industry Co. Ltd.	1,182,249	3,030,871
7,500	National Beverage Corp.	330,160	352,050
130,500	Nissin Foods Holdings Co. Ltd.	1,444,598	3,638,292
13,000	Post Holdings Inc.†	36,151	1,504,750
60,000	Rock Field Co. Ltd.	402,002	612,837
3,500	The Boston Beer Co. Inc., Cl. A†	598,838	1,011,990
70,000	The Hain Celestial Group Inc.†	705,657	604,100
56,000	The J.M. Smucker Co.	1,289,479	6,781,600
625,000	Tingyi (Cayman Islands) Holding Corp.	1,326,207	902,063
33,475	Tootsie Roll Industries Inc.	261,510	1,036,721
370,000	Vina Concha y Toro SA	676,676	455,372
950,000	Vitasoy International Holdings Ltd.	542,729	675,791
20,000	Willamette Valley Vineyards Inc.†	73,225	69,600
15,000	WK Kellogg Co.	151,800	256,650
205,000	Yakult Honsha Co. Ltd.	2,470,225	4,734,006
		38,996,034	83,999,450
	Health Care — 3.3%
1,400	Align Technology Inc.†	9,766	356,048

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
6,700	Bio-Rad Laboratories Inc., Cl. A†	$283,604	$2,241,686
12,500	Bruker Corp.	95,311	863,250
600	Chemed Corp.	8,238	360,582
21,000	CONMED Corp.	429,146	1,510,320
226,000	Cutera Inc.†	1,827,035	178,269
50,000	Dexcom Inc.†	68,464	3,352,000
28,675	Electromed Inc.†	404,307	615,652
44,000	Evolent Health Inc., Cl. A†	823,898	1,244,320
214,800	Globus Medical Inc., Cl. A†	5,530,787	15,366,792
70,000	Henry Schein Inc.†	480,305	5,103,000
28,000	ICU Medical Inc.†	892,631	5,102,160
33,000	Masimo Corp.†	790,451	4,399,890
45,000	Neogen Corp.†	430,861	756,450
4,000	NeoGenomics Inc.†	49,880	59,000
30,000	Neuronetics Inc.†	81,297	22,794
170,000	OPKO Health Inc.†	393,670	253,300
144,000	Orthofix Medical Inc.†	2,960,247	2,249,280
23,000	Patterson Companies Inc.	512,829	502,320
70,500	QuidelOrtho Corp.†	312,578	3,214,800
22,000	Seikagaku Corp.	240,251	130,110
22,500	STERIS plc	1,035,510	5,457,150
19,000	Straumann Holding AG	170,618	3,103,621
3,000	Stryker Corp.	142,188	1,083,780
22,500	SurModics Inc.†	449,069	872,550
6,500	Teladoc Health Inc.†	168,750	59,670
400	The Cooper Companies Inc.†	3,627	44,136
38,000	United-Guardian Inc.	332,419	603,440
37,350	Zimvie Inc.†	593,193	592,745
		19,520,930	59,699,115
	Home Furnishings — 0.3%
161,500	Bassett Furniture Industries Inc.	1,528,689	2,333,675
5,000	Ethan Allen Interiors Inc.	116,387	159,450
54,500	La-Z-Boy Inc.	846,180	2,339,685
		2,491,256	4,832,810
	Hotels and Gaming — 3.8%
9,000	Bally’s Corp.†	94,759	155,250
48,000	Boyd Gaming Corp.	203,631	3,103,200
190,000	Canterbury Park Holding Corp.	1,949,758	3,667,000
132,500	Churchill Downs Inc.	524,245	17,915,325
120,000	Formosa International Hotels Corp.	775,629	769,754
533,500	Full House Resorts Inc.†	1,559,776	2,678,170
48,000	Gaming and Leisure Properties Inc., REIT	361,392	2,469,600
750,000	Genting Singapore Ltd.	688,148	510,601
Shares		Cost	Market Value
120,000	Golden Entertainment Inc.	$1,800,595	$3,814,800
2,250,000	Mandarin Oriental International Ltd.	2,913,165	3,825,000
3,000	Penn Entertainment Inc.†	13,028	56,580
234,000	Ryman Hospitality Properties Inc., REIT	3,622,466	25,094,160
2,500,000	The Hongkong & Shanghai Hotels Ltd.	2,476,225	1,842,716
160,000	The Marcus Corp.	1,763,202	2,411,200
13,300	Wynn Resorts Ltd.	23,676	1,275,204
		18,769,695	69,588,560
	Machinery — 2.1%
355,000	Astec Industries Inc.	12,305,160	11,338,700
1,415,000	CNH Industrial NV	3,631,392	15,706,500
100,000	Kennametal Inc.	1,912,660	2,593,000
4,700	Nordson Corp.	77,665	1,234,361
159,600	The Eastern Co.	3,107,044	5,179,020
150,000	Twin Disc Inc.	1,669,489	1,873,500
		22,703,410	37,925,081
	Manufactured Housing and Recreational Vehicles — 2.0%
53,400	Cavco Industries Inc.†	1,033,544	22,868,016
77,000	Champion Homes Inc.†	439,309	7,303,450
73,000	Nobility Homes Inc.	857,853	2,774,000
51,500	Winnebago Industries Inc.	584,494	2,992,665
		2,915,200	35,938,131
	Metals and Mining — 0.1%
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	669,452
95,000	Kinross Gold Corp.	412,123	889,200
50,000	Sierra Metals Inc.†	8,130	28,500
		538,036	1,587,152
	Publishing — 0.3%
2,700	Graham Holdings Co., Cl. B	1,295,342	2,218,644
4,500	John Wiley & Sons Inc., Cl. B	17,438	217,350
50,000	Lee Enterprises Inc.†	516,251	435,500
34,000	News Corp., Cl. A	48,038	905,420
771,000	The E.W. Scripps Co., Cl. A†	3,879,763	1,730,895
		5,756,832	5,507,809
	Real Estate — 1.8%
82,500	Capital Properties Inc., Cl. A	978,284	815,100
18,007	Gyrodyne LLC†	295,989	142,616
17,500	Lamar Advertising Co., Cl. A, REIT	115,464	2,338,000
89,500	Morguard Corp.	1,134,374	8,173,422
30,000	Reading International Inc., Cl. A†	133,615	48,900
5,000	Reading International Inc., Cl. B†	90,515	41,550

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
32,500	Seritage Growth Properties, Cl. A†	$346,745	$151,125
130,200	Tejon Ranch Co.†	2,851,518	2,285,010
321,000	The St. Joe Co.	4,765,799	18,717,510
100,000	Trinity Place Holdings Inc.†	174,522	4,000
		10,886,825	32,717,233
	Retail — 6.1%
105,800	AutoNation Inc.†	1,668,530	18,929,736
117,500	Big 5 Sporting Goods Corp.	722,782	245,575
1,100	Biglari Holdings Inc., Cl. A†	742,432	915,596
294,500	Copart Inc.†	616,708	15,431,800
126,000	Hertz Global Holdings Inc.†	879,093	415,800
200,500	Ingles Markets Inc., Cl. A	2,581,815	14,957,300
52,000	Lands’ End Inc.†	564,895	898,040
70,000	Movado Group Inc.	1,036,083	1,302,000
157,000	Nathan’s Famous Inc.	264,162	12,701,300
68,000	Penske Automotive Group Inc.	990,762	11,044,560
80,000	Pets at Home Group plc	137,119	326,644
478,000	Rush Enterprises Inc., Cl. B	2,252,274	22,920,100
18,500	Salvatore Ferragamo SpA	298,939	142,711
15,000	The Cheesecake Factory Inc.	285,074	608,250
23,500	Tractor Supply Co.	201,429	6,836,855
59,200	Village Super Market Inc., Cl. A	1,442,885	1,881,968
500	Winmark Corp.	34,190	191,465
		14,719,172	109,749,700
	Specialty Chemicals — 2.0%
3,200	Albemarle Corp.	47,663	303,072
28,000	Ashland Inc.	210,127	2,435,160
231,200	H.B. Fuller Co.	2,424,872	18,352,656
35,700	Hawkins Inc.	582,452	4,550,679
25,000	Huntsman Corp.	74,302	605,000
5,600	NewMarket Corp.	561,284	3,090,584
8,400	Quaker Chemical Corp.	128,365	1,415,316
5,000	Rogers Corp.†	543,500	565,050
23,500	Sensient Technologies Corp.	453,240	1,885,170
2,500	Takasago International Corp.	66,073	95,843
91,200	The General Chemical Group Inc.†(b)	1,186	0
75,000	Treatt plc	443,245	449,716
72,000	Valvoline Inc.†	203,561	3,013,200
		5,739,870	36,761,446
	Telecommunications — 0.8%
9,000	Consolidated Communications Holdings Inc.†	46,804	41,760
61,000	Gogo Inc.†	292,823	437,980
Shares		Cost	Market Value
3,500	IDT Corp., Cl. B	$11,346	$133,595
165,000	Liberty Global Ltd., Cl. A†	3,351,386	3,483,150
132,000	Liberty Global Ltd., Cl. C†	2,462,120	2,852,520
57,718	Liberty Latin America Ltd., Cl. A†	462,756	552,938
100	Liberty Latin America Ltd., Cl. B†	1,002	1,600
85,200	Nuvera Communications Inc.†	625,848	681,600
82,000	Rogers Communications Inc., Cl. B	293,920	3,297,220
110,000	Shenandoah Telecommunications Co.	875,253	1,552,100
40,000	Telephone and Data Systems Inc.	517,071	930,000
42,856	VEON Ltd., ADR†	953,027	1,303,680
		9,893,356	15,268,143
	Transportation — 2.5%
324,000	GATX Corp.	9,044,282	42,913,800
18,600	Irish Continental Group plc	13,660	113,875
124,000	Navigator Holdings Ltd.	1,188,912	1,992,680
52,511	Steel Connect Inc.†	576,811	553,991
		10,823,665	45,574,346
	Wireless Communications — 0.2%
49,000	United States Cellular Corp.†	1,270,628	2,677,850

	TOTAL COMMON STOCKS	424,875,703	1,789,455,283

	CLOSED-END FUNDS — 0.1%
39,000	The Central Europe, Russia, and Turkey Fund Inc.	652,397	418,080
32,229	The European Equity Fund Inc.	319,370	302,308
109,000	The New Germany Fund Inc.	1,435,943	973,370
		2,407,710	1,693,758
	TOTAL CLOSED-END FUNDS	2,407,710	1,693,758

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
82,500	Jungheinrich AG	563,490	2,485,052

	RIGHTS — 0.0%
	Communications Equipment — 0.0%
60,500	Pineapple Energy Inc., CVR†	0	63,840

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
140,000	Ampco-Pittsburgh Corp., expire 08/01/25†	$95,648	$14,350

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Cable — 0.0%
$200,000	AMC Networks Inc.,
	4.250%, 02/15/29(c)	197,972	184,500

	U.S. GOVERNMENT OBLIGATIONS — 0.7%
11,845,000	U.S. Treasury Bills,
	4.535% to 5.042%††, 11/29/24 to 12/26/24	11,726,879	11,728,510

	TOTAL MISCELLANEOUS INVESTMENTS — 0.4%(d)	8,269,369	7,024,112

	TOTAL INVESTMENTS — 100.2%	$448,136,771	1,812,649,405

	Other Assets and Liabilities (Net) — (0.2)%		(3,130,894)

	NET ASSETS — 100.0%		$1,809,518,511

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares. See Note 9.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities

September 30, 2024

Assets:
Investments, at value (cost $438,787,077)	$1,783,890,355
Investments in affiliates, at value (cost $9,349,694)	28,759,050
Cash	34,519
Foreign currency, at value (cost $104,272)	103,833
Receivable for Fund shares sold	1,010,903
Receivable for investments sold	138,076
Dividends and interest receivable	1,368,181
Prepaid expenses	97,401
Total Assets	1,815,402,318
Liabilities:
Payable for investments purchased	51,029
Payable for Fund shares redeemed	3,908,224
Payable for investment advisory fees	1,432,727
Payable for distribution fees	195,548
Payable for accounting fees	11,250
Other accrued expenses	285,029
Total Liabilities	5,883,807
Net Assets
(applicable to 37,863,886 shares outstanding)	$1,809,518,511

Net Assets Consist of:
Paid-in capital	$360,750,028
Total distributable earnings	1,448,768,483
Net Assets	$1,809,518,511

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($736,555,080 ÷ 15,702,069 shares outstanding; 150,000,000 shares authorized)	$46.91
Class A:
Net Asset Value and redemption price per share ($147,123,073 ÷ 3,140,143 shares outstanding; 50,000,000 shares authorized)	$46.85
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$49.71
Class C:
Net Asset Value and offering price per share ($23,113,621 ÷ 668,188 shares outstanding; 50,000,000 shares authorized)	$34.59	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($902,726,737 ÷ 18,353,486 shares outstanding; 50,000,000 shares authorized)	$49.19

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended September 30, 2024

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $290,619)	$23,347,358
Dividends - affiliated	48,618
Interest	980,106
Total Investment Income	24,376,082
Expenses:
Investment advisory fees	17,017,074
Distribution fees - Class AAA	2,219,843
Distribution fees - Class A	339,454
Distribution fees - Class C	257,420
Shareholder services fees	1,295,728
Shareholder communications expenses	329,056
Custodian fees	140,247
Directors’ fees	121,899
Legal and audit fees	100,658
Accounting fees	45,000
Registration expenses	38,284
Interest expense	1,112
Miscellaneous expenses	137,487
Total Expenses	22,043,262
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(76,509)
Expenses paid indirectly by broker (See Note 6)	(23,682)
Total Reductions	(100,191)
Net Expenses	21,943,071
Net Investment Income	2,433,011

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	118,464,394
Net realized gain on investments - affiliated	2,275,526
Net realized loss on foreign currency transactions	(12,554)
Net realized gain on investments and foreign currency transactions	120,727,366
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	265,848,650
on investments - affiliated	13,411,984
on foreign currency translations	11,763
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	279,272,397
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	399,999,763
Net Increase in Net Assets Resulting from Operations	$402,432,774

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income	$2,433,011	$3,104,898
Net realized gain on investments and foreign currency transactions	120,727,366	153,029,636
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	279,272,397	157,495,632
Net Increase in Net Assets Resulting from Operations	402,432,774	313,630,166

Distributions to Shareholders:
Accumulated earnings
Class AAA	(80,231,713)	(78,244,179)
Class A	(10,652,797)	(10,316,268)
Class C	(2,482,651)	(3,309,037)
Class I	(45,194,453)	(46,912,815)
Total Distributions to Shareholders	(138,561,614)	(138,782,299)

Capital Share Transactions:
Class AAA	(285,189,970)	591,787
Class A	7,078,402	1,334,405
Class C	(9,320,759)	(10,408,315)
Class I	269,055,155	(9,319,216)
Net Decrease in Net Assets from Capital Share Transactions	(18,377,172)	(17,801,339)

Redemption Fees	1,198	2,662

Net Increase in Net Assets	245,495,186	157,049,190

Net Assets:
Beginning of year	1,564,023,325	1,406,974,135
End of year	$1,809,518,511	$1,564,023,325

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)(b)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(d)(e)(f)	Portfolio Turnover Rate
Class AAA
2024	$40.51	$0.03	$10.00	$10.03	$(0.08)	$(3.55)	$(3.63)	$0.00	$46.91	27.24%	$736,555	0.06%	1.38%	1.37%	2%
2023	36.11	0.05	7.96	8.01	(0.01)	(3.60)	(3.61)	0.00	40.51	22.70	899,376	0.13	1.39	1.39	1
2022	49.61	0.02	(7.13)	(7.11)	(0.05)	(6.34)	(6.39)	0.00	36.11	(17.07)	798,836	0.05	1.39	1.39	1
2021	43.30	0.04	15.83	15.87	—	(9.56)	(9.56)	0.00	49.61	42.16	1,054,894	0.09	1.38	1.38	1
2020	53.92	0.04	(0.63)	(0.59)	(0.07)	(9.96)	(10.03)	0.00	43.30	(2.08)	884,341	0.08	1.41	1.41	0	(g)
Class A
2024	$40.46	$0.02	$10.00	$10.02	$(0.08)	$(3.55)	$(3.63)	$0.00	$46.85	27.24%	$147,123	0.06%	1.38%	1.37%	2%
2023	36.06	0.05	7.95	8.00	0.00 (c)	(3.60)	(3.60)	0.00	40.46	22.72	118,557	0.13	1.39	1.39	1
2022	49.56	0.02	(7.13)	(7.11)	(0.05)	(6.34)	(6.39)	0.00	36.06	(17.08)	104,317	0.04	1.39	1.39	1
2021	43.26	0.04	15.82	15.86	—	(9.56)	(9.56)	0.00	49.56	42.17	134,005	0.08	1.38	1.38	1
2020	53.89	0.05	(0.64)	(0.59)	(0.08)	(9.96)	(10.04)	0.00	43.26	(2.08)	110,975	0.11	1.41	1.41	0	(g)
Class C
2024	$30.09	$(0.22)	$7.41	$7.19	$(0.06)	$(2.63)	$(2.69)	$0.00	$34.59	26.29%	$23,114	(0.70)%	2.13%	2.12%	2%
2023	27.02	(0.19)	5.95	5.76	—	(2.69)	(2.69)	0.00	30.09	21.79	28,818	(0.64)	2.14	2.14	1
2022	38.86	(0.24)	(5.26)	(5.50)	—	(6.34)	(6.34)	0.00	27.02	(17.69)	35,068	(0.72)	2.14	2.14	1
2021	35.95	(0.24)	12.71	12.47	—	(9.56)	(9.56)	0.00	38.86	41.10	66,467	(0.64)	2.13	2.13	1
2020	46.63	(0.24)	(0.48)	(0.72)	—	(9.96)	(9.96)	0.00	35.95	(2.80)	75,505	(0.65)	2.16	2.16	0	(g)
Class I
2024	$42.36	$0.13	$10.49	$10.62	$(0.08)	$(3.71)	$(3.79)	$0.00	$49.19	27.58%	$902,727	0.30%	1.13%	1.12%	2%
2023	37.76	0.16	8.32	8.48	(0.11)	(3.77)	(3.88)	0.00	42.36	23.02	517,272	0.38	1.14	1.14	1
2022	51.62	0.13	(7.47)	(7.34)	(0.18)	(6.34)	(6.52)	0.00	37.76	(16.88)	468,753	0.29	1.14	1.14	1
2021	44.62	0.17	16.39	16.56	—	(9.56)	(9.56)	0.00	51.62	42.51	644,066	0.34	1.13	1.13	1
2020	55.29	0.15	(0.64)	(0.49)	(0.22)	(9.96)	(10.18)	0.00	44.62	(1.83)	568,065	0.34	1.16	1.16	0	(g)

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets may not be necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all the years presented, there was no material impact to the expense ratios.
(e)	The Fund incurred interest expense for all years presented. For the fiscal years ended September 30, 2023, 2022, 2021, and 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.38%, 1.38%, 1.37%, and 1.39% (Class AAA and Class A), 2.13%, 2.13%, 2.12%, and 2.14% (Class C), and 1.13%, 1.13%, 1.12%, and 1.14% (Class I), respectively. For the fiscal year ended September 30, 2024, there was no material impact to the expense ratios.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totaling 0.01% of net assets for the fiscal year ended September 30, 2020. For the fiscal years ended September 30, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios.
(g)	Amount represents less than 0.5%.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements

1. Organization. The Gabelli Small Cap Growth Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on October 22, 1991. The Adviser currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment.

Gabelli Funds, LLC (the “Adviser”), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs(b)	Total Market Value at 09/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$85,979,317	$0	—	$85,979,317
Aviation: Parts and Services	26,695,414	3,622,943	—	30,318,357
Business Services	49,153,525	1,162,400	—	50,315,925
Consumer Services	17,768,270	201,135	—	17,969,405
Diversified Industrial	223,364,508	1,137,875	—	224,502,383
Equipment and Supplies	342,201,496	3,893,243	—	346,094,739
Financial Services	121,119,944	710,450	$5,000	121,835,394
Food and Beverage	84,711,660	4,536	—	84,716,196
Manufactured Housing and Recreational Vehicles	33,164,131	2,774,000	—	35,938,131
Real Estate	32,574,617	142,616	—	32,717,233
Specialty Chemicals	36,761,446	—	0	36,761,446
Telecommunications	15,266,543	1,600	—	15,268,143
Other Industries (c)	714,062,726	—	—	714,062,726
Total Common Stocks	1,782,823,597	13,650,798	5,000	1,796,479,395
Closed-End Funds	1,693,758	—	—	1,693,758
Preferred Stocks (c)	2,485,052	—	—	2,485,052
Rights (c)	—	63,840	—	63,840
Warrants (c)	14,350	—	—	14,350
Convertible Corporate Bonds (c)	—	184,500	—	184,500
U.S. Government Obligations	—	11,728,510	—	11,728,510
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,787,016,757	$25,627,648	$5,000	$1,812,649,405

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

(a)	Per pricing procedures approved by the Board, the Level 2 common stock securities used mean prices as there was no trading volume on the valuation date.
(b)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(c)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2024, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the fiscal year ended September 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

primarily due to differing treatments of income and gains as determined under the GAAP. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2024, reclassifications were made to increase paid-in capital by $7,714,441, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the fiscal years ended September 30, 2024 and 2023 was as follows:

	Year ended September 30, 2024*	Year ended September 30, 2023*
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$3,883,698	$2,325,442
Net long term capital gains	142,401,412	146,113,135
Total distributions paid	$146,285,110	$148,438,577

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$2,710,394
Undistributed long term capital gains	101,579,551
Net unrealized appreciation on investments and foreign currency translations	1,344,478,538
Total	$1,448,768,483

At September 30, 2024, the temporary difference between book basis and tax basis net unrealized appreciation on investments was due to deferral of losses from wash sales for tax purposes, mark-to-market adjustments on investments considered passive foreign investment companies, tax basis adjustments on investments in partnerships, and tax basis adjustments on investments in real estate investment trusts.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$468,165,886	$1,394,756,032	$(50,272,513)	$1,344,483,519

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the fiscal year ended September 30, 2024, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities (L.S. Starrett Co. and Strattec Security Corp.), and the Adviser reduced its fee with respect to such securities by $76,509.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2024, other than short term securities and U.S. Government obligations, aggregated $41,509,949 and $171,262,526, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2024, the Fund paid $44,939 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $19,973 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal year ended September 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $23,682.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the fiscal year ended September 30, 2024, the Fund accrued $45,000 in connection with the cost of computing the Fund’s NAV.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

During the fiscal year ended September 30, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the Act and amounted to $33,900 and $64,200 in purchases and sales transactions, respectively.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At September 30, 2024, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 7 days of borrowings during the fiscal year ended September 30, 2024 was $14,651,714 with a weighted average interest rate of 6.58%. The maximum amount borrowed at any time during the fiscal year ended September 30, 2024 was $26,020,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,334,397	$55,387,301	1,459,702	$59,287,899
Shares issued upon reinvestment of distributions	2,122,481	78,001,154	1,968,082	75,790,825
Shares redeemed	(9,956,447)	(418,578,425)	(3,350,834)	(134,486,937)
Net increase/(decrease)	(6,499,569)	$(285,189,970)	76,950	$591,787

Class A
Shares sold	529,785	$22,053,755	386,753	$15,677,854
Shares issued upon reinvestment of distributions	276,050	10,131,018	253,242	9,739,703
Shares redeemed	(595,857)	(25,106,371)	(602,502)	(24,083,151)
Net increase	209,978	$7,078,402	37,493	$1,334,406

Class C
Shares sold	185,116	$5,795,194	72,924	$2,251,044
Shares issued upon reinvestment of distributions	90,809	2,478,175	114,578	3,297,561
Shares redeemed	(565,446)	(17,594,128)	(527,702)	(15,956,920)
Net decrease	(289,521)	$(9,320,759)	(340,200)	$(10,408,315)

Class I
Shares sold	7,871,168	$350,032,189	1,930,594	$82,465,637
Shares issued upon reinvestment of distributions	1,152,679	44,308,968	1,139,763	45,807,093
Shares redeemed	(2,880,702)	(125,286,002)	(3,272,433)	(137,591,946)
Net increase/(decrease)	6,143,145	$269,055,155	(202,076)	$(9,319,216)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the fiscal year ended September 30, 2024 is set forth below:

	Market Value at September 30, 2023	Purchases	Sales Proceeds	Realized Gain	Change In Unrealized Appreciation	Market Value at September 30, 2024	Dividend Income	Percent Owned of Shares
Bel Fuse Inc., Cl. A	$9,732,345	—	$3,233,785	$2,275,526	$8,029,584	$16,803,670	$48,618	8.00%
Strattec Security Corp.†	5,751,900	$101,080	—	—	4,940,000	10,792,980	—	6.00%
Trans-Lux Corp.†	720,000	—	—	—	442,400	1,162,400	—	12.00%
Total				$2,275,526	$13,411,984	$28,759,050	$48,618

†	Non-income producing security.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Small Cap Growth Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of The Gabelli Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Small Cap Growth Fund (the “Fund”) (one of the funds constituting Gabelli Equity Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Gabelli Equity Series Funds, Inc.) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

November 29, 2024

The Gabelli Small Cap Growth Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE GABELLI SMALL CAP GROWTH FUND

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2024, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short term capital gains) totaling $0.0935, $0.0934, $0.0693, and $0.0977 for each of Class AAA, Class A, Class C, and Class I, respectively, and long term capital gains totaling $142,401,412, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended September 30, 2024, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 2.76% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term capital gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2024 which was derived from U.S. Treasury securities was 2.33%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Small Cap Growth Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of September 30, 2024 was 0.7%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q324AR

GABELLI
FUNDS

THE GABELLI SMALL CAP GROWTH FUND

Annual Report
September 30, 2024

The Gabelli Focused Growth and Income Fund Annual Report — September 30, 2024
Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the fiscal year ended September 30, 2024, the net asset value (NAV) total return per Class I Share of The Gabelli Focused Growth and Income Fund (the Fund) was 22.9% compared with a total return of 27.2% for the Lipper Equity Income Fund Average. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2024:

The Gabelli Focused Growth and Income Fund

Energy and Utilities	27.8%
Real Estate Investment Trusts	23.9%
Financial Services	9.1%
Telecommunications	8.6%
Retail	6.8%
Food and Beverage	5.3%
Health Care	4.1%
U.S. Government Obligations	2.4%
Building and Construction	2.4%
Metals and Mining	2.3%
Computer Software and Services	1.8%
Diversified Industrial	1.8%
Automotive: Parts and Accessories	0.9%
Specialty Chemicals	0.7%
Entertainment	0.3%
Other Assets and Liabilities (Net)	1.8%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Focused Growth and Income Fund

Schedule of Investments — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 84.7%
	Automotive: Parts and Accessories — 0.9%
6,000	Aptiv plc†	$311,893	$432,060

	Building and Construction — 2.4%
6,850	Herc Holdings Inc.	131,198	1,092,096

	Computer Software and Services — 1.8%
5,000	Alphabet Inc., Cl. C	148,299	835,950

	Energy and Utilities — 27.8%
180,000	Energy Transfer LP	1,117,106	2,889,000
112,500	Enterprise Products Partners LP	1,760,762	3,274,875
90,000	Kinder Morgan Inc.	872,518	1,988,100
52,500	New Fortress Energy Inc.	1,282,926	477,225
110,000	NextEra Energy Partners LP	3,031,795	3,038,200
27,500	TXNM Energy Inc.	998,626	1,203,675
		9,063,733	12,871,075
	Entertainment — 0.3%
15,000	Paramount Global, Cl. B	191,326	159,300

	Financial Services — 6.6%
18,500	Apollo Global Management Inc.	550,916	2,310,835
7,000	Morgan Stanley	265,487	729,680
		816,403	3,040,515
	Food and Beverage — 5.3%
107,500	Maple Leaf Foods Inc.	1,763,345	1,760,601
8,000	Mondelēz International Inc., Cl. A	327,345	589,360
1,000	Post Holdings Inc.†	22,462	115,750
		2,113,152	2,465,711
	Health Care — 4.1%
5,000	AbbVie Inc.	526,416	987,400
30,000	Option Care Health Inc.†	234,811	939,000
		761,227	1,926,400
	Metals and Mining — 2.3%
20,000	Newmont Corp.	669,152	1,069,000

	Real Estate Investment Trusts — 23.9%
165,000	Blackstone Mortgage Trust Inc., Cl. A	3,161,589	3,136,650
190,000	Franklin BSP Realty Trust Inc.	2,488,517	2,481,400
55,000	Medical Properties Trust Inc.	224,261	321,750
6,500	Simon Property Group Inc.	751,924	1,098,630
120,705	VICI Properties Inc.	2,096,251	4,020,684
		8,722,542	11,059,114
Shares		Cost	Market Value
	Specialty Chemicals — 0.7%
3,000	International Flavors & Fragrances Inc.	$188,944	$314,790

	Telecommunications — 8.6%
154,000	AT&T Inc.	2,395,984	3,388,000
4,000	GCI Liberty Inc., Escrow†(a)	0	0
2,850	T-Mobile US Inc.	204,462	588,126
		2,600,446	3,976,126
	TOTAL COMMON STOCKS	25,718,315	39,242,137

	PREFERRED STOCKS — 11.1%
	Diversified Industrial — 1.8%
9,086	Babcock & Wilcox Enterprises Inc.,
	8.125%, 02/28/26	160,433	212,158
25,018	Steel Partners Holdings LP, Ser. A,
	6.000%, 02/07/26	500,277	607,937
		660,710	820,095
	Financial Services — 2.5%
36,528	FTAI Aviation Ltd., Ser. A,
	12.094%	725,283	931,829
25,626	Greenidge Generation Holdings Inc.,
	8.500%, 10/31/26	154,854	227,559
		880,137	1,159,388
	Retail — 6.8%
73,069	Qurate Retail Inc., 8.000%, 03/15/31	2,932,697	3,178,502

	TOTAL PREFERRED STOCKS	4,473,544	5,157,985

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$1,125,000	U.S. Treasury Bills,
	4.764% to 5.129%††, 11/14/24 to 12/12/24	1,115,071	1,115,694

	TOTAL INVESTMENTS — 98.2%	$31,306,930	45,515,816

	Other Assets and Liabilities (Net) — 1.8%		837,190

	NET ASSETS — 100.0%		$46,353,006

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

3

The Gabelli Focused Growth and Income Fund

Statement of Assets and Liabilities

September 30, 2024

Assets:
Investments, at value (cost $31,306,930)	$45,515,816
Cash	94,540
Foreign currency, at value (cost $14,925)	14,864
Receivable for investments sold	573,783
Receivable for Fund shares sold	4,523
Dividends receivable	219,590
Prepaid expenses	51,706
Total Assets	46,474,822
Liabilities:
Payable for Fund shares redeemed	31,926
Payable for investment advisory fees	43,930
Payable for distribution fees	6,965
Payable for legal and audit fees	28,672
Other accrued expenses	10,323
Total Liabilities	121,816
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 2,602,410 shares outstanding)	$46,353,006

Net Assets Consist of:
Paid-in capital	$32,901,050
Total distributable earnings	13,451,956
Net Assets	$46,353,006

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($5,051,287 ÷ 290,807 shares outstanding; 100,000,000 shares authorized)	$17.37
Class A:
Net Asset Value and redemption price per share ($21,387,991 ÷ 1,211,343 shares outstanding; 50,000,000 shares authorized)	$17.66
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.74
Class C:
Net Asset Value and offering price per share ($2,055,353 ÷ 147,880 shares outstanding; 50,000,000 shares authorized)	$13.90	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($17,858,375 ÷ 952,380 shares outstanding; 50,000,000 shares authorized)	$18.75

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $7,558)	$2,513,087
Interest	127,665
Total Investment Income	2,640,752
Expenses:
Investment advisory fees	430,071
Distribution fees - Class AAA	13,283
Distribution fees - Class A	48,955
Distribution fees - Class C	22,888
Legal and audit fees	51,635
Shareholder communications expenses	33,474
Registration expenses	33,211
Shareholder services fees	21,360
Custodian fees	8,180
Directors’ fees	3,082
Interest expense	682
Miscellaneous expenses	14,427
Total Expenses	681,248
Less:
Expense reimbursements (See Note 3)	(167,786)
Net Expenses	513,462
Net Investment Income	2,127,290

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	18,721
Net realized loss on foreign currency transactions	(587)
Net realized gain on investments and foreign currency transactions	18,134
Net change in unrealized appreciation/depreciation:
on investments	6,523,736
on foreign currency translations	(72)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,523,664
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,541,798
Net Increase in Net Assets Resulting from Operations	$8,669,088

See accompanying notes to financial statements.

4

The Gabelli Focused Growth and Income Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income	$2,127,290	$1,659,953
Net realized gain/(loss) on investments and foreign currency transactions	18,134	(718,637)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,523,664	1,475,084
Net Increase in Net Assets Resulting from Operations	8,669,088	2,416,400

Distributions to Shareholders:
Class AAA	(239,749)	(247,172)
Class A	(1,002,056)	(683,676)
Class C	(128,575)	(207,466)
Class I	(767,597)	(723,663)
Total Distributions to Shareholders	(2,137,977)	(1,861,977)

Capital Share Transactions:
Class AAA	(1,060,551)	123,815
Class A	2,053,952	5,597,058
Class C	(922,558)	(1,733,319)
Class I	190,803	(4,309,454)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	261,646	(321,900)

Redemption Fees	—	60

Net Increase in Net Assets	6,792,757	232,583

Net Assets:
Beginning of year	39,560,249	39,327,666
End of year	$46,353,006	$39,560,249

See accompanying notes to financial statements.

5

The Gabelli Focused Growth and Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)(b)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2024	$14.91	$0.72	$2.46	$3.18	$(0.72)	$—	$(0.72)	$—		$17.37	21.88%	$5,051	4.51%	1.64%	1.64%		31%
2023	14.79	0.59	0.29	0.88	(0.66)	(0.10)	(0.76)	0.00	(d)	14.91	5.91	5,321	3.79	1.79	1.79		36
2022	17.50	0.32	(2.31)	(1.99)	(0.66)	(0.06)	(0.72)	—		14.79	(11.85)	5,134	1.85	1.72	1.72		46
2021	12.48	0.34	5.22	5.56	(0.54)	—	(0.54)	—		17.50	44.76	6,927	2.15	1.96	1.96		54
2020	12.93	(0.03)	(0.42)	(0.45)	—	—	—	0.00	(d)	12.48	(3.48)	8,713	(0.24)	1.71	1.71		59
Class A
2024	$15.19	$0.80	$2.49	$3.29	$(0.82)	$—	$(0.82)	$—		$17.66	22.34%	$21,388	4.89%	1.64%	1.25	%(e)	31%
2023	14.97	0.70	0.28	0.98	(0.66)	(0.10)	(0.76)	0.00	(d)	15.19	6.53	16,368	4.43	1.79	1.26	(e)	36
2022	17.71	0.34	(2.36)	(2.02)	(0.66)	(0.06)	(0.72)	—		14.97	(11.88)	10,810	1.94	1.72	1.70	(e)	46
2021	12.62	0.30	5.33	5.63	(0.54)	—	(0.54)	—		17.71	44.82	8,958	1.83	1.96	1.96		54
2020	13.06	(0.03)	(0.41)	(0.44)	—	—	—	0.00	(d)	12.62	(3.37)	6,644	(0.24)	1.71	1.71		59
Class C
2024	$12.15	$0.48	$1.99	$2.47	$(0.72)	$—	$(0.72)	$—		$13.90	20.98%	$2,055	3.72%	2.39%	2.39%		31%
2023	12.25	0.37	0.27	0.64	(0.66)	(0.08)	(0.74)	0.00	(d)	12.15	5.17	2,666	2.90	2.54	2.54		36
2022	14.73	0.15	(1.91)	(1.76)	(0.66)	(0.06)	(0.72)	—		12.25	(12.54)	4,357	1.02	2.47	2.47		46
2021	10.64	0.15	4.48	4.63	(0.54)	—	(0.54)	—		14.73	43.75	8,143	1.13	2.71	2.71		54
2020	11.10	(0.11)	(0.35)	(0.46)	—	—	—	0.00	(d)	10.64	(4.14)	6,926	(1.00)	2.46	2.46		59
Class I
2024	$16.01	$0.92	$2.64	$3.56	$(0.82)	$—	$(0.82)	$—		$18.75	22.90%	$17,859	5.33%	1.39%	0.80	%(e)	31%
2023	15.68	0.79	0.31	1.10	(0.66)	(0.11)	(0.77)	0.00	(d)	16.01	6.97	15,205	4.77	1.54	0.81	(e)	36
2022	18.35	0.54	(2.49)	(1.95)	(0.66)	(0.06)	(0.72)	—		15.68	(11.07)	19,027	2.94	1.47	0.80	(e)	46
2021	12.94	0.46	5.49	5.95	(0.54)	—	(0.54)	—		18.35	46.21	16,215	2.70	1.71	0.95	(e)	54
2020	13.36	0.00 (d)	(0.42)	(0.42)	—	—	—	0.00	(d)	12.94	(3.14)	8,333	0.01	1.46	1.46		59

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets may not be necessarily correlated among the different classes of shares.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2024, 2023, 2022, and 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.63%, 1.78%, 1.72%, and 1.70% (Class AAA), 1.25%, 1.25%, 1.69%, and 1.70% (Class A), 2.38%, 2.53%, 2.47%, and 2.45% (Class C), and 0.80%, 0.80%, 0.80%, and 1.45% (Class I), respectively. For the fiscal years ended September 30, 2021, the effect of interest expense was minimal.
(d)	Amount represents less than $0.005 per share.
(e)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $167,786, $187,761, $119,130 and $97,862 for the fiscal years ended September 30, 2024, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.

6

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements

1. Organization. The Gabelli Focused Growth and Income Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002. Effective January 14, 2021, The Gabelli Focus Five Fund changed its name to Gabelli Focused Growth and Income Fund with a corresponding change in the name of each of its Classes of Shares.

Gabelli Funds, LLC (the “Adviser”), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

7

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total Market Value at 09/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Telecommunications	$3,976,126	—	$0	$3,976,126
Other Industries (b)	35,266,011	—	—	35,266,011
Total Common Stocks	39,242,137	—	0	39,242,137
Preferred Stocks (b)	5,157,985	—	—	5,157,985
U.S. Government Obligations	—	$1,115,694	—	1,115,694
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$44,400,122	$1,115,694	$0	$45,515,816

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

8

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

9

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to non-deductible partnership expense. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2024, reclassifications were made to decrease paid-in capital by $931, with an offsetting adjustment to total distributable earnings.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

The tax character of distributions paid during the fiscal years ended September 30, 2024 and 2023 was as follows:

	Year ended September 30, 2024	Year ended September 30, 2023
Distributions paid from:
Ordinary income	$2,137,977	$1,600,441
Net long term capital gains	—	261,536
Total distributions paid	$2,137,977	$1,861,977

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

10

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

At September 30, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$487,488
Accumulated capital loss carryforwards	(1,246,813)
Net unrealized appreciation on investments and foreign currency translations	14,211,281
Total	$13,451,956

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a short term capital loss carryforward with no expiration of $1,135,934 and a long term capital loss carryforward with no expiration of $110,879.

At September 30, 2024, the temporary difference between book basis and tax basis net unrealized appreciation on investments was due to tax basis adjustments on investments in partnerships, tax basis adjustments on investments in real estate investment trusts, and deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$31,304,473	$15,318,321	$(1,106,978)	$14,211,343

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective August 17, 2022, the Adviser agreed to add the Fund’s Class A shares to the classes of shares of the Fund for which the Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of Class I and Class A (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% and 1.25% of the value of that class’s average daily net

11

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

assets. This agreement is in effect through January 31, 2025 for Class I and Class A, and may be terminated only by the Board before such time. During the fiscal year ended September 30, 2024, the Adviser reimbursed expenses in the amount of $167,786 for Class I and Class A. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses would not exceed 0.80% and 1.25% of the value of the average daily net assets of Class I and Class A, respectively. At September 30, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $355,547:

For the fiscal year ended September 30, 2023, expiring September 30, 2025	$187,761
For the fiscal year ended September 30, 2024, expiring September 30, 2026	167,786
$355,547

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2024, other than short term securities and U.S. Government obligations, aggregated $14,419,372 and $12,670,241, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2024, the Fund paid $30 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $18,729 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the fiscal year ended September 30, 2024, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. From January 3, 2022 through March 14, 2023, the Fund’s Class C Shares were closed to all purchases. On March 15, 2023, Class C Shares were re-opened for purchases. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

12

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	23,114	$356,897	82,978	$1,292,550
Shares issued upon reinvestment of distributions	14,895	237,184	15,953	244,989
Shares redeemed	(103,972)	(1,654,632)	(89,323)	(1,413,724)
Net increase/(decrease)	(65,963)	$(1,060,551)	9,608	$123,815

Class A
Shares sold	301,441	$4,801,975	444,081	$6,994,691
Shares issued upon reinvestment of distributions	59,044	962,453	41,391	645,659
Shares redeemed	(226,620)	(3,710,476)	(129,980)	(2,043,292)
Net increase	133,865	$2,053,952	355,492	$5,597,058

Class C
Shares sold	39,627	$507,504	7,733	$98,511
Shares issued upon reinvestment of distributions	9,831	125,993	16,264	205,883
Shares redeemed	(121,020)	(1,556,055)	(160,129)	(2,037,713)
Net decrease	(71,562)	$(922,558)	(136,132)	$(1,733,319)

Class I
Shares sold	284,507	$4,919,181	388,157	$6,526,936
Shares issued upon reinvestment of distributions	41,208	711,221	41,222	674,944
Shares redeemed	(322,820)	(5,439,599)	(693,181)	(11,511,334)
Net increase/(decrease)	2,895	$190,803	(263,802)	$(4,309,454)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

The Gabelli Focused Growth and Income Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of The Gabelli Focused Growth and Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Focused Growth and Income Fund (the “Fund”) (one of the funds constituting Gabelli Equity Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Gabelli Equity Series Funds, Inc.) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

November 29, 2024

14

The Gabelli Focused Growth and Income Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

15

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI FOCUSED GROWTH AND INCOME FUND

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2024, the Fund paid to shareholders ordinary income distributions totaling $0.7218, $0.8221, $0.7218, and $0.8221 for each of Class AAA, Class A, Class C, and Class I, respectively. For the fiscal year ended September 30, 2024, 61.98% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 67.34% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relied Reconciliation Act of 2003. The Fund designates 4.16% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2024 which was derived from U.S. Treasury securities was 4.16%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Focused Growth and Income Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of September 30, 2024 was 2.4%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS
John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focused Growth and Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q324AR

GABELLI
FUNDS

THE GABELLI FOCUSED GROWTH AND INCOME FUND

Annual Report
September 30, 2024

The Gabelli Global Financial Services Fund Annual Report — September 30, 2024
Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University

To Our Shareholders,

For the fiscal year ended September 30, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Financial Services Fund (the Fund) was 39.0% compared with a total return of 38.8% for the Morgan Stanley Capital International (MSCI) World Financials Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2024:

The Gabelli Global Financial Services Fund

Banks	26.1%
Diversified Banks	13.2%
Insurance	12.7%
Investment Management	8.7%
Institutional Trust, Fiduciary, and Custody	6.6%
Automobiles	5.4%
Institutional Brokerage	5.1%
Consumer Finance	5.1%
Homebuilders	4.6%
U.S. Government Obligations	3.9%
Reinsurance	3.4%
Institutional Banking	2.8%
Energy and Utilities	2.2%
Other Assets and Liabilities (Net)	0.2%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Financial Services Fund

Schedule of Investments — September 30, 2024

			Market
Shares		Cost	Value
	COMMON STOCKS — 95.9%
	Automobiles — 5.4%
24,199	Daimler Truck Holding AG	$706,209	$905,895
8,050	Mercedes-Benz Group AG	438,934	520,088
5,335	Toyota Motor Corp., ADR	748,505	952,671
		1,893,648	2,378,654
	Banks — 26.1%
82,500	Banco Bilbao Vizcaya Argentaria SA	435,552	891,533
82,000	Commerzbank AG	475,767	1,508,374
1,042,500	Dah Sing Banking Group Ltd.	823,361	934,701
352,900	Dah Sing Financial Holdings Ltd.	824,840	1,123,546
976	First Citizens BancShares Inc., Cl. A	311,950	1,796,767
33,663	Flushing Financial Corp.	428,622	490,807
36,500	ING Groep NV	311,739	661,212
44,900	Japan Post Bank Co. Ltd.	452,399	417,994
15,550	Shinhan Financial Group Co. Ltd., ADR	439,746	658,854
19,718	Southern First Bancshares Inc.†	585,724	671,989
10,050	Texas Capital Bancshares Inc.†	596,731	718,173
41,405	TrustCo Bank Corp. NY	1,225,245	1,369,263
6,700	Webster Financial Corp.	192,559	312,287
		7,104,235	11,555,500
	Consumer Finance — 5.1%
19,680	Ally Financial Inc.	476,800	700,411
10,310	Capital One Financial Corp.	919,647	1,543,717
		1,396,447	2,244,128
	Diversified Banks — 13.2%
118,000	Barclays plc	211,594	354,250
15,050	Citigroup Inc.	670,751	942,130
42,170	Credit Agricole SA	461,451	644,273
17,668	Hana Financial Group Inc.	519,656	794,432
169,785	NatWest Group plc	393,522	780,632
9,110	Societe Generale SA	183,438	226,647
111,200	Standard Chartered plc	733,968	1,178,944
20,700	UniCredit SpA	270,951	907,056
		3,445,331	5,828,364
	Energy and Utilities — 2.2%
41,522	Vitesse Energy Inc.	595,875	997,358

	Homebuilders — 4.6%
3,400	Cavco Industries Inc.†	577,021	1,456,016
20,413	Legacy Housing Corp.†	234,612	558,296
		811,633	2,014,312
			Market
Shares		Cost	Value
	Institutional Banking — 2.8%
18,100	Moelis & Co., Cl. A	$649,635	$1,240,031

	Institutional Brokerage — 5.1%
118,500	Daiwa Securities Group Inc.	588,107	828,614
23,310	Jefferies Financial Group Inc.	425,633	1,434,730
		1,013,740	2,263,344
	Institutional Trust, Fiduciary, and Custody — 6.6%
14,180	State Street Corp.	849,827	1,254,505
23,300	The Bank of New York Mellon Corp.	994,781	1,674,338
		1,844,608	2,928,843
	Insurance — 12.7%
145,618	Aegon Ltd.	569,173	934,962
1,527	E-L Financial Corp. Ltd.	1,097,457	1,428,264
27,670	First American Financial Corp.	1,525,933	1,826,497
72,345	HG Holdings Inc.†	578,362	446,730
19,505	NN Group NV	765,656	972,263
		4,536,581	5,608,716
	Investment Management — 8.7%
6,686	Diamond Hill Investment Group Inc.	1,056,649	1,080,524
17,950	Janus Henderson Group plc	491,616	683,356
341,500	The Westaim Corp.†	752,847	1,004,969
74,963	Westwood Holdings Group Inc.	890,037	1,064,475
		3,191,149	3,833,324
	Reinsurance — 3.4%
18,800	Axis Capital Holdings Ltd.	949,439	1,496,668

	TOTAL COMMON STOCKS	27,432,321	42,389,242

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.9%
$1,712,000	U.S. Treasury Bills,
	4.540% to 5.265%††, 10/17/24 to 12/26/24	1,699,503	1,700,303

	TOTAL INVESTMENTS — 99.8%	$29,131,824	44,089,545

	Other Assets and Liabilities (Net) — 0.2%		103,575

	NET ASSETS — 100.0%		$44,193,120

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

3

The Gabelli Global Financial Services Fund

Statement of Assets and Liabilities

September 30, 2024

Assets:
Investments, at value (cost $29,131,824)	$44,089,545
Cash	26,157
Receivable for Fund shares sold	15,000
Receivable from Adviser	14,144
Dividends and interest receivable	111,851
Prepaid expenses	64,252
Total Assets	44,320,949
Liabilities:
Payable for investments purchased	53,555
Payable for investment advisory fees	35,493
Payable for distribution fees	439
Payable for legal and audit fees	29,011
Other accrued expenses	9,331
Total Liabilities	127,829
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 2,854,130 shares outstanding)	$44,193,120

Net Assets Consist of:
Paid-in capital	$28,977,489
Total distributable earnings	15,215,631
Net Assets	$44,193,120

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,161,732 ÷ 139,700 shares outstanding; 120,000,000 shares authorized)	$15.47
Class A:
Net Asset Value and redemption price per share ($15,387 ÷ 984.66 shares outstanding; 60,000,000 shares authorized)	$15.63
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.58
Class C:
Net Asset Value and offering price per share ($1,655 ÷ 108.07 shares outstanding; 20,000,000 shares authorized)	$15.31	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($42,014,346 ÷ 2,713,337 shares outstanding; 150,000,000 shares authorized)	$15.48

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $99,089)	$1,431,850
Interest	55,822
Total Investment Income	1,487,672
Expenses:
Investment advisory fees	362,714
Distribution fees - Class AAA	3,897
Distribution fees - Class A	20
Distribution fees - Class C	14
Legal and audit fees	51,879
Registration expenses	43,474
Shareholder communications expenses	23,490
Custodian fees	21,403
Shareholder services fees	12,462
Directors’ fees	2,524
Miscellaneous expenses	12,723
Total Expenses	534,600
Less:
Expense reimbursements (See Note 3)	(166,565)
Expenses paid indirectly by broker (See Note 6)	(1,390)
Total Credits and Reimbursements	(167,955)
Net Expenses	366,645
Net Investment Income	1,121,027

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(337,328)
Net realized loss on foreign currency transactions	(1,102)
Net realized loss on investments and foreign currency transactions	(338,430)
Net change in unrealized appreciation/depreciation:
on investments	11,136,591
on foreign currency translations	2,040
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	11,138,631
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	10,800,201
Net Increase in Net Assets Resulting from Operations	$11,921,228

See accompanying notes to financial statements.

4

The Gabelli Global Financial Services Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
Operations:
Net investment income	$1,121,027	$734,654
Net realized gain/(loss) on investments and foreign currency transactions	(338,430)	368,100
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	11,138,631	4,714,056
Net Increase in Net Assets Resulting from Operations	11,921,228	5,816,810

Distributions to Shareholders:
Accumulated earnings
Class AAA	(17,033)	(10,218)
Class A	(137)	(451)
Class C	(24)	(20)
Class I	(815,347)	(705,030)
Total Distributions to Shareholders	(832,541)	(715,719)

Capital Share Transactions:
Class AAA	1,134,515	140,135
Class A	7,687	(13,049)
Class C	24	20
Class I	3,735,397	1,514,982
Net Increase in Net Assets from Capital Share Transactions	4,877,623	1,642,088

Redemption Fees	482	2

Net Increase in Net Assets	15,966,792	6,743,181

Net Assets:
Beginning of year	28,226,328	21,483,147
End of year	$44,193,120	$28,226,328

See accompanying notes to financial statements.

5

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(b)(c)		Portfolio Turnover Rate
Class AAA
2024	$11.43	$0.41		$3.94	$4.35	$(0.31)	$(0.31)	$0.00	(d)	$15.47	38.95%	$2,162	3.05%		1.71%	1.25%		9%
2023	9.28	0.28		2.14	2.42	(0.27)	(0.27)	—		11.43	26.47	577	2.57		1.91	1.25		21
2022	11.80	0.27	(e)	(2.56)	(2.29)	(0.23)	(0.23)	—		9.28	(19.79)	339	2.39	(e)	1.88	1.27	(f)	26
2021	7.08	0.33		4.52	4.85	(0.13)	(0.13)	—		11.80	69.04	564	2.99		2.04	1.25		19
2020	9.09	0.11		(1.90)	(1.79)	(0.22)	(0.22)	0.00	(d)	7.08	(20.33)	47	1.34		2.51	1.25		18
Class A
2024	$11.50	$0.37		$4.03	$4.40	$(0.27)	$(0.27)	$0.00	(d)	$15.63	39.09%	$15	2.76%		1.71%	1.25%		9%
2023	9.34	0.27		2.17	2.44	(0.28)	(0.28)	—		11.50	26.44	6	2.51		1.91	1.25		21
2022	11.86	0.27	(e)	(2.57)	(2.30)	(0.22)	(0.22)	—		9.34	(19.75)	15	2.34	(e)	1.88	1.27	(f)	26
2021	7.08	0.32		4.54	4.86	(0.08)	(0.08)	—		11.86	69.07	33	2.94		2.04	1.25		19
2020	9.10	0.16		(1.94)	(1.78)	(0.24)	(0.24)	0.00	(d)	7.08	(20.24)	8	2.12		2.51	1.25		18
Class C
2024	$11.32	$0.27		$3.95	$4.22	$(0.23)	$(0.23)	$0.00	(d)	$15.31	37.93%	$2	2.05%		2.46%	2.00%		9%
2023	9.19	0.19		2.13	2.32	(0.19)	(0.19)	—		11.32	25.48	1	1.72		2.66	2.00		21
2022	11.68	0.29	(e)	(2.64)	(2.35)	(0.14)	(0.14)	—		9.19	(20.35)	1	2.62	(e)	2.63	2.02	(f)	26
2021	7.03	0.18		4.55	4.73	(0.08)	(0.08)	—		11.68	67.59	1	1.77		2.79	2.00		19
2020	9.05	0.06		(1.91)	(1.85)	(0.17)	(0.17)	0.00	(d)	7.03	(20.97)	1	0.76		3.26	2.00		18
Class I
2024	$11.44	$0.41		$3.97	$4.38	$(0.34)	$(0.34)	$0.00	(d)	$15.48	39.25%	$42,014	3.09%		1.46%	1.00%		9%
2023	9.29	0.30		2.16	2.46	(0.31)	(0.31)	0.00	(d)	11.44	26.82	27,642	2.77		1.66	1.00		21
2022	11.80	0.31	(e)	(2.57)	(2.26)	(0.25)	(0.25)	—		9.29	(19.57)	21,128	2.76	(e)	1.63	1.02	(f)	26
2021	7.08	0.29		4.58	4.87	(0.15)	(0.15)	—		11.80	69.45	24,221	2.79		1.79	1.00		19
2020	9.11	0.14		(1.91)	(1.77)	(0.26)	(0.26)	0.00	(d)	7.08	(20.17)	13,445	1.84		2.26	1.00		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $166,565, $174,121, $149,730, $165,217, and $174,126 during all fiscal years presented, respectively.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended September 30, 2023, 2022, 2021, and 2020, if credits had not been received, the expense ratios would have been 1.26%, 1.28%, 1.26%, and 1.26% (Class AAA and Class A), 2.01%, 2.02%, 2.01%, and 2.01% (Class C), and 1.01%, 1.03%, 1.01%, and 1.01% (Class I), respectively. For the fiscal year ended September 30, 2024, there was no material impact to the expense ratios.
(d)	Amount represents less than $0.005 per share.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.21 (Class AAA and Class A), $0.23 (Class C), and $0.25 (Class I), and the net investment income ratios would have been 1.88% (Class AAA), 1.84% (Class A), 2.12% (Class C), and 2.25% (Class I) for the fiscal year ended September 30, 2022.
(f)	The Fund incurred tax expense for the fiscal year ended September 30, 2022. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25% (Class AAA and Class A), 2.00% (Class C), and 1.00% (Class I).

See accompanying notes to financial statements.

6

The Gabelli Global Financial Services Fund

Notes to Financial Statements

1. Organization. The Gabelli Global Financial Services Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide capital appreciation. The Fund commenced investment operations on October 1, 2018.

Gabelli Funds, LLC (the “Adviser”), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

7

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs(a)	Total Market Value at 09/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Insurance	$3,733,722	$1,874,994	$5,608,716
Other Industries (b)	36,780,526	—	36,780,526
Total Common Stocks	40,514,248	1,874,994	42,389,242
U.S. Government Obligations	—	1,700,303	1,700,303
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$40,514,248	$3,575,297	$44,089,545

(a)	Per pricing procedures approved by the Board, the Level 2 securities used mean prices as there was no trading volume on the valuation date.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

8

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly

9

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2024, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal years ended September 30, 2024 and 2023 was as follows:

	Year ended	Year ended
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$832,541	$715,719
Total distributions paid	$832,541	$715,719

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute

10

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$995,707
Accumulated capital loss carryforwards	(709,419)
Net unrealized appreciation on investments and foreign currency translations	14,929,343
Total	$15,215,631

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund had a short term capital loss carryforward with no expiration of $253,831 and a long term capital loss carryforward with no expiration of $455,588.

At September 30, 2024, the temporary difference between book basis and tax basis net unrealized appreciation on investments was primarily due to the deferral of losses from wash sales for tax purposes and mark-to-market adjustments on investments in passive foreign investment companies.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$29,160,800	$15,404,695	$(475,950)	$14,928,745

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

11

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. This arrangement is in effect through January 31, 2025. For the fiscal year ended September 30, 2024, the Adviser reimbursed the Fund in the amount of $166,565. In addition, the Fund has also agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayments, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. At September 30, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $340,686:

For the fiscal year ended September 30, 2023, expiring September 30, 2025	$174,121
For the fiscal year ended September 30, 2024, expiring September 30, 2026	166,565
$340,686

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2024, other than short term securities and U.S. Government obligations, aggregated $7,359,520 and $3,239,041, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2024, the Fund paid $2,443 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the fiscal year ended September 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,390.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the fiscal year ended September 30, 2024.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense”

12

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

in the Statement of Operations. During the fiscal year ended September 30, 2024, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	September 30, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	134,942	$1,745,685	34,107	$370,430
Shares issued upon reinvestment of distributions	1,455	16,911	987	10,111
Shares redeemed	(47,221)	(628,081)	(21,125)	(240,406)
Net increase	89,176	$1,134,515	13,969	$140,135

Class A
Shares sold	1,044	$14,325	136	$1,500
Shares issued upon reinvestment of distributions	12	137	44	451
Shares redeemed	(549)	(6,775)	(1,302)	(15,000)
Net increase/(decrease)	507	$7,687	(1,122)	$(13,049)

Class C
Shares issued upon reinvestment of distributions	2	$24	2	$20
Net increase	2	$24	2	$20

Class I
Shares sold	255,224	$3,334,197	111,795	$1,212,544
Shares issued upon reinvestment of distributions	69,967	811,618	68,655	701,651
Shares redeemed	(28,659)	(410,418)	(37,638)	(399,213)
Net increase	296,532	$3,735,397	142,812	$1,514,982

9. Significant Shareholder. As of September 30, 2024, 87.1% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

13

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

The Gabelli Global Financial Services Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of The Gabelli Global Financial Services Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Global Financial Services Fund (the “Fund”) (one of the funds constituting Gabelli Equity Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Gabelli Equity Series Funds, Inc.) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

November 29, 2024

15

The Gabelli Global Financial Services Fund

Liquidity Risk Managment Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

16

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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The Gabelli Global Financial Services Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2024, the Fund paid to shareholders ordinary income distributions totaling $0.3098, $0.2739, $0.2295, and $0.3371 per share for each of Class AAA, Class A, Class C, and Class I, respectively. For the fiscal year ended September 30, 2024, 53.54% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 2.52% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2024 which was derived from U.S. Treasury securities was 2.50%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Global Financial Services Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of September 30, 2024 was 3.9%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Financial Services Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3630Q324AR

GABELLI
FUNDS

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

Annual Report
September 30, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)	Portfolio Turnover Rate
Class AAA
2024	$7.29	$0.06		$1.25	$1.31	$(0.06)	$(0.90)	$(1.05)	$(2.01)	$0.00	$6.59	19.64%	$193,593	0.77%		1.43%	1%
2023	8.09	0.08		0.91	0.99	(0.08)	(0.67)	(1.04)	(1.79)	0.00	7.29	11.92	227,248	0.89		1.43	5
2022	10.85	0.06		(1.01)	(0.95)	(0.06)	(0.78)	(0.97)	(1.81)	0.00	8.09	(10.08)	230,926	0.56		1.42	1
2021	10.04	0.07		3.00	3.07	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.85	31.32	297,369	0.64		1.42	1
2020	13.61	0.10	(e)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	10.04	0.93	272,980	0.75	(e)	1.45	0 (f)
Class A
2024	$7.16	$0.06		$1.22	$1.28	$(0.06)	$(0.89)	$(1.04)	$(1.99)	$0.00	$6.45	19.52%	$121,992	0.77%		1.43%	1%
2023	7.96	0.07		0.91	0.98	(0.08)	(0.67)	(1.03)	(1.78)	0.00	7.16	11.94	114,513	0.90		1.43	5
2022	10.69	0.06		(0.99)	(0.93)	(0.06)	(0.77)	(0.97)	(1.80)	0.00	7.96	(10.05)	95,186	0.57		1.42	1
2021	9.92	0.08		2.95	3.03	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.69	31.31	98,631	0.65		1.42	1
2020	13.49	0.10	(e)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	9.92	0.95	69,201	0.75	(e)	1.45	0 (f)
Class C
2024	$8.58	$0.01		$1.49	$1.50	$(0.01)	$(0.83)	$(1.37)	$(2.21)	$0.00	$7.87	19.18%	$12,226	0.10%		2.18%	1%
2023(g)	9.52	0.01		0.16	0.17	(0.07)	(0.55)	(0.49)	(1.11)	0.00	8.58	1.67	608	0.24	(h)	2.29 (h)	5
Class C1*
2023	$3.41	$0.00	(b)	$0.42	$0.42	$(0.07)	$(0.67)	$(0.60)	$(1.34)	$0.00	$2.49	11.34%	$21,071	0.13%		2.18%	5%
2022	5.24	(0.01)		(0.42)	(0.43)	(0.04)	(0.78)	(0.58)	(1.40)	0.00	3.41	(10.84)	31,620	(0.21)		2.17	1
2021	5.81	(0.01)		1.70	1.69	(0.05)	(1.24)	(0.97)	(2.26)	0.00	5.24	30.29	51,140	(0.12)		2.17	1
2020	9.48	0.00	(b)(e)	(0.02)	(0.02)	(0.06)	(2.39)	(1.20)	(3.65)	0.00	5.81	0.27	53,605	0.00	(e)(i)	2.20	0 (f)
Class I
2024	$8.61	$0.09		$1.51	$1.60	$(0.08)	$(0.88)	$(1.26)	$(2.22)	$0.00	$7.99	19.85%	$155,884	1.01%		1.18%	1%
2023	9.36	0.12		1.04	1.16	(0.09)	(0.67)	(1.15)	(1.91)	0.00	8.61	12.19	134,026	1.14		1.18	5
2022	12.35	0.10		(1.17)	(1.07)	(0.08)	(0.77)	(1.06)	(1.92)	0.00	9.36	(9.81)	128,315	0.81		1.17	1
2021	11.15	0.12		3.34	3.46	(0.11)	(1.24)	(0.91)	(2.26)	0.00	12.35	31.71	134,073	0.89		1.17	1
2020	14.68	0.14	(e)	(0.02)	0.12	(0.14)	(2.39)	(1.12)	(3.65)	0.00	11.15	1.14	130,903	1.00	(e)	1.20	0 (f)

*	On May 29, 2024, Class C1 shares converted into Class C shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense during all fiscal years presented. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been, 1.42%, 1.42%, 1.41%, 1.41%, and 1.42%, (Class AAA and Class A), 2.17%, 2.16%, 2.16%, and 2.17%, (Class C1), 1.17%, 1.17%, 1.16%, 1.16%, 1.17% (Class I), and 2.17%, and 2.29% (Class C), respectively.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.09 (Class AAA and Class A), $(0.01) (Class C), and $0.13 (Class I), respectively, and the net investment income (loss) ratio would have been 0.68% (Class AAA and Class A), (0.07)% (Class C), and 0.93% (Class I), respectively.
(f)	Amount represents less than 0.5%.
(g)	Class C commenced on June 1, 2023.
(h)	Annualized.
(i)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)(b)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(d)(e)(f)	Portfolio Turnover Rate
Class AAA
2024	$40.51	$0.03	$10.00	$10.03	$(0.08)	$(3.55)	$(3.63)	$0.00	$46.91	27.24%	$736,555	0.06%	1.38%	1.37%	2%
2023	36.11	0.05	7.96	8.01	(0.01)	(3.60)	(3.61)	0.00	40.51	22.70	899,376	0.13	1.39	1.39	1
2022	49.61	0.02	(7.13)	(7.11)	(0.05)	(6.34)	(6.39)	0.00	36.11	(17.07)	798,836	0.05	1.39	1.39	1
2021	43.30	0.04	15.83	15.87	—	(9.56)	(9.56)	0.00	49.61	42.16	1,054,894	0.09	1.38	1.38	1
2020	53.92	0.04	(0.63)	(0.59)	(0.07)	(9.96)	(10.03)	0.00	43.30	(2.08)	884,341	0.08	1.41	1.41	0	(g)
Class A
2024	$40.46	$0.02	$10.00	$10.02	$(0.08)	$(3.55)	$(3.63)	$0.00	$46.85	27.24%	$147,123	0.06%	1.38%	1.37%	2%
2023	36.06	0.05	7.95	8.00	0.00 (c)	(3.60)	(3.60)	0.00	40.46	22.72	118,557	0.13	1.39	1.39	1
2022	49.56	0.02	(7.13)	(7.11)	(0.05)	(6.34)	(6.39)	0.00	36.06	(17.08)	104,317	0.04	1.39	1.39	1
2021	43.26	0.04	15.82	15.86	—	(9.56)	(9.56)	0.00	49.56	42.17	134,005	0.08	1.38	1.38	1
2020	53.89	0.05	(0.64)	(0.59)	(0.08)	(9.96)	(10.04)	0.00	43.26	(2.08)	110,975	0.11	1.41	1.41	0	(g)
Class C
2024	$30.09	$(0.22)	$7.41	$7.19	$(0.06)	$(2.63)	$(2.69)	$0.00	$34.59	26.29%	$23,114	(0.70)%	2.13%	2.12%	2%
2023	27.02	(0.19)	5.95	5.76	—	(2.69)	(2.69)	0.00	30.09	21.79	28,818	(0.64)	2.14	2.14	1
2022	38.86	(0.24)	(5.26)	(5.50)	—	(6.34)	(6.34)	0.00	27.02	(17.69)	35,068	(0.72)	2.14	2.14	1
2021	35.95	(0.24)	12.71	12.47	—	(9.56)	(9.56)	0.00	38.86	41.10	66,467	(0.64)	2.13	2.13	1
2020	46.63	(0.24)	(0.48)	(0.72)	—	(9.96)	(9.96)	0.00	35.95	(2.80)	75,505	(0.65)	2.16	2.16	0	(g)
Class I
2024	$42.36	$0.13	$10.49	$10.62	$(0.08)	$(3.71)	$(3.79)	$0.00	$49.19	27.58%	$902,727	0.30%	1.13%	1.12%	2%
2023	37.76	0.16	8.32	8.48	(0.11)	(3.77)	(3.88)	0.00	42.36	23.02	517,272	0.38	1.14	1.14	1
2022	51.62	0.13	(7.47)	(7.34)	(0.18)	(6.34)	(6.52)	0.00	37.76	(16.88)	468,753	0.29	1.14	1.14	1
2021	44.62	0.17	16.39	16.56	—	(9.56)	(9.56)	0.00	51.62	42.51	644,066	0.34	1.13	1.13	1
2020	55.29	0.15	(0.64)	(0.49)	(0.22)	(9.96)	(10.18)	0.00	44.62	(1.83)	568,065	0.34	1.16	1.16	0	(g)

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets may not be necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all the years presented, there was no material impact to the expense ratios.
(e)	The Fund incurred interest expense for all years presented. For the fiscal years ended September 30, 2023, 2022, 2021, and 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.38%, 1.38%, 1.37%, and 1.39% (Class AAA and Class A), 2.13%, 2.13%, 2.12%, and 2.14% (Class C), and 1.13%, 1.13%, 1.12%, and 1.14% (Class I), respectively. For the fiscal year ended September 30, 2024, there was no material impact to the expense ratios.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totaling 0.01% of net assets for the fiscal year ended September 30, 2020. For the fiscal years ended September 30, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios.
(g)	Amount represents less than 0.5%.

See accompanying notes to financial statements.

The Gabelli Focused Growth and Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)(b)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2024	$14.91	$0.72	$2.46	$3.18	$(0.72)	$—	$(0.72)	$—		$17.37	21.88%	$5,051	4.51%	1.64%	1.64%		31%
2023	14.79	0.59	0.29	0.88	(0.66)	(0.10)	(0.76)	0.00	(d)	14.91	5.91	5,321	3.79	1.79	1.79		36
2022	17.50	0.32	(2.31)	(1.99)	(0.66)	(0.06)	(0.72)	—		14.79	(11.85)	5,134	1.85	1.72	1.72		46
2021	12.48	0.34	5.22	5.56	(0.54)	—	(0.54)	—		17.50	44.76	6,927	2.15	1.96	1.96		54
2020	12.93	(0.03)	(0.42)	(0.45)	—	—	—	0.00	(d)	12.48	(3.48)	8,713	(0.24)	1.71	1.71		59
Class A
2024	$15.19	$0.80	$2.49	$3.29	$(0.82)	$—	$(0.82)	$—		$17.66	22.34%	$21,388	4.89%	1.64%	1.25	%(e)	31%
2023	14.97	0.70	0.28	0.98	(0.66)	(0.10)	(0.76)	0.00	(d)	15.19	6.53	16,368	4.43	1.79	1.26	(e)	36
2022	17.71	0.34	(2.36)	(2.02)	(0.66)	(0.06)	(0.72)	—		14.97	(11.88)	10,810	1.94	1.72	1.70	(e)	46
2021	12.62	0.30	5.33	5.63	(0.54)	—	(0.54)	—		17.71	44.82	8,958	1.83	1.96	1.96		54
2020	13.06	(0.03)	(0.41)	(0.44)	—	—	—	0.00	(d)	12.62	(3.37)	6,644	(0.24)	1.71	1.71		59
Class C
2024	$12.15	$0.48	$1.99	$2.47	$(0.72)	$—	$(0.72)	$—		$13.90	20.98%	$2,055	3.72%	2.39%	2.39%		31%
2023	12.25	0.37	0.27	0.64	(0.66)	(0.08)	(0.74)	0.00	(d)	12.15	5.17	2,666	2.90	2.54	2.54		36
2022	14.73	0.15	(1.91)	(1.76)	(0.66)	(0.06)	(0.72)	—		12.25	(12.54)	4,357	1.02	2.47	2.47		46
2021	10.64	0.15	4.48	4.63	(0.54)	—	(0.54)	—		14.73	43.75	8,143	1.13	2.71	2.71		54
2020	11.10	(0.11)	(0.35)	(0.46)	—	—	—	0.00	(d)	10.64	(4.14)	6,926	(1.00)	2.46	2.46		59
Class I
2024	$16.01	$0.92	$2.64	$3.56	$(0.82)	$—	$(0.82)	$—		$18.75	22.90%	$17,859	5.33%	1.39%	0.80	%(e)	31%
2023	15.68	0.79	0.31	1.10	(0.66)	(0.11)	(0.77)	0.00	(d)	16.01	6.97	15,205	4.77	1.54	0.81	(e)	36
2022	18.35	0.54	(2.49)	(1.95)	(0.66)	(0.06)	(0.72)	—		15.68	(11.07)	19,027	2.94	1.47	0.80	(e)	46
2021	12.94	0.46	5.49	5.95	(0.54)	—	(0.54)	—		18.35	46.21	16,215	2.70	1.71	0.95	(e)	54
2020	13.36	0.00 (d)	(0.42)	(0.42)	—	—	—	0.00	(d)	12.94	(3.14)	8,333	0.01	1.46	1.46		59

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets may not be necessarily correlated among the different classes of shares.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2024, 2023, 2022, and 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.63%, 1.78%, 1.72%, and 1.70% (Class AAA), 1.25%, 1.25%, 1.69%, and 1.70% (Class A), 2.38%, 2.53%, 2.47%, and 2.45% (Class C), and 0.80%, 0.80%, 0.80%, and 1.45% (Class I), respectively. For the fiscal years ended September 30, 2021, the effect of interest expense was minimal.
(d)	Amount represents less than $0.005 per share.
(e)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $167,786, $187,761, $119,130 and $97,862 for the fiscal years ended September 30, 2024, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(b)(c)		Portfolio Turnover Rate
Class AAA
2024	$11.43	$0.41		$3.94	$4.35	$(0.31)	$(0.31)	$0.00	(d)	$15.47	38.95%	$2,162	3.05%		1.71%	1.25%		9%
2023	9.28	0.28		2.14	2.42	(0.27)	(0.27)	—		11.43	26.47	577	2.57		1.91	1.25		21
2022	11.80	0.27	(e)	(2.56)	(2.29)	(0.23)	(0.23)	—		9.28	(19.79)	339	2.39	(e)	1.88	1.27	(f)	26
2021	7.08	0.33		4.52	4.85	(0.13)	(0.13)	—		11.80	69.04	564	2.99		2.04	1.25		19
2020	9.09	0.11		(1.90)	(1.79)	(0.22)	(0.22)	0.00	(d)	7.08	(20.33)	47	1.34		2.51	1.25		18
Class A
2024	$11.50	$0.37		$4.03	$4.40	$(0.27)	$(0.27)	$0.00	(d)	$15.63	39.09%	$15	2.76%		1.71%	1.25%		9%
2023	9.34	0.27		2.17	2.44	(0.28)	(0.28)	—		11.50	26.44	6	2.51		1.91	1.25		21
2022	11.86	0.27	(e)	(2.57)	(2.30)	(0.22)	(0.22)	—		9.34	(19.75)	15	2.34	(e)	1.88	1.27	(f)	26
2021	7.08	0.32		4.54	4.86	(0.08)	(0.08)	—		11.86	69.07	33	2.94		2.04	1.25		19
2020	9.10	0.16		(1.94)	(1.78)	(0.24)	(0.24)	0.00	(d)	7.08	(20.24)	8	2.12		2.51	1.25		18
Class C
2024	$11.32	$0.27		$3.95	$4.22	$(0.23)	$(0.23)	$0.00	(d)	$15.31	37.93%	$2	2.05%		2.46%	2.00%		9%
2023	9.19	0.19		2.13	2.32	(0.19)	(0.19)	—		11.32	25.48	1	1.72		2.66	2.00		21
2022	11.68	0.29	(e)	(2.64)	(2.35)	(0.14)	(0.14)	—		9.19	(20.35)	1	2.62	(e)	2.63	2.02	(f)	26
2021	7.03	0.18		4.55	4.73	(0.08)	(0.08)	—		11.68	67.59	1	1.77		2.79	2.00		19
2020	9.05	0.06		(1.91)	(1.85)	(0.17)	(0.17)	0.00	(d)	7.03	(20.97)	1	0.76		3.26	2.00		18
Class I
2024	$11.44	$0.41		$3.97	$4.38	$(0.34)	$(0.34)	$0.00	(d)	$15.48	39.25%	$42,014	3.09%		1.46%	1.00%		9%
2023	9.29	0.30		2.16	2.46	(0.31)	(0.31)	0.00	(d)	11.44	26.82	27,642	2.77		1.66	1.00		21
2022	11.80	0.31	(e)	(2.57)	(2.26)	(0.25)	(0.25)	—		9.29	(19.57)	21,128	2.76	(e)	1.63	1.02	(f)	26
2021	7.08	0.29		4.58	4.87	(0.15)	(0.15)	—		11.80	69.45	24,221	2.79		1.79	1.00		19
2020	9.11	0.14		(1.91)	(1.77)	(0.26)	(0.26)	0.00	(d)	7.08	(20.17)	13,445	1.84		2.26	1.00		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $166,565, $174,121, $149,730, $165,217, and $174,126 during all fiscal years presented, respectively.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended September 30, 2023, 2022, 2021, and 2020, if credits had not been received, the expense ratios would have been 1.26%, 1.28%, 1.26%, and 1.26% (Class AAA and Class A), 2.01%, 2.02%, 2.01%, and 2.01% (Class C), and 1.01%, 1.03%, 1.01%, and 1.01% (Class I), respectively. For the fiscal year ended September 30, 2024, there was no material impact to the expense ratios.
(d)	Amount represents less than $0.005 per share.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.21 (Class AAA and Class A), $0.23 (Class C), and $0.25 (Class I), and the net investment income ratios would have been 1.88% (Class AAA), 1.84% (Class A), 2.12% (Class C), and 2.25% (Class I) for the fiscal year ended September 30, 2022.
(f)	The Fund incurred tax expense for the fiscal year ended September 30, 2022. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25% (Class AAA and Class A), 2.00% (Class C), and 1.00% (Class I).

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Elizabeth C. Bogan	$28,000
Anthony J. Colavita (deceased)	$24,000
Vincent D. Enright	$31,000
Robert Morrissey	$26,000
Anthonie C. van Ekris	$26,000
Salvatore J. Zizza	$28,000

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	12/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	12/5/24

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	12/5/24

*	Print the name and title of each signing officer under his or her signature.